UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
(Registrant's telephone number, including area code)

Date of fiscal year end: November 30, 2022

Date of reporting period:  May 31, 2022

Item 1. Reports to Stockholders.

(a)

PIA Funds

PIA BBB Bond Fund
Managed Account Completion Shares (MACS)

PIA MBS Bond Fund
Managed Account Completion Shares (MACS)

PIA High Yield (MACS) Fund
Managed Account Completion Shares (MACS)

Semi-Annual Report
May 31, 2022

PIA Funds

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the six-month period from December 1, 2021 through May 31, 2022, regarding the PIA BBB Bond Fund and the PIA MBS Bond Fund (each, a “Fund” and together, the “Funds”) for which Pacific Income Advisers, Inc. (“PIA”) is the investment adviser.

During the six months ended May 31, 2022, the total returns, including the reinvestment of dividends and capital gains, were as follows:

PIA BBB Bond Fund	-12.41%
PIA MBS Bond Fund	-6.99%

As stated in the most recently filed prospectus, the PIA BBB Bond Fund’s gross expense ratio and net expense ratio are 0.15% and 0.15%, respectively; while the PIA MBS Bond Fund’s gross expense ratio and net expense ratio are 0.31% and 0.23%, respectively.

PIA has agreed to temporarily pay for all operating expenses (excluding acquired fund fees and expenses) incurred by each Fund through at least March 29, 2023, to the extent necessary to limit Total Annual Fund Operating Expenses After Expense Reimbursement to 0.19% and 0.23% of average daily net assets for the BBB Bond Fund and the MBS Bond Fund, respectively. The net expense is what the investor has paid.

PIA BBB Bond Fund
The PIA BBB Bond Fund returned -12.41% for the six-month period ended May 31, 2022 versus the Bloomberg U.S. Credit Baa Bond Index return of -12.32%. The Fund has a strategy of using a broad diversification of BBB-rated issuers, industry sectors and range of maturities. The bonds held in the Fund represent approximately 210 different issuers. The Bloomberg U.S. Credit Baa Bond Index has over 500 issuers. The Fund is structured so as to approximate the returns of its benchmark, while holding a smaller number of issuers. In order to achieve this objective, the overall duration, the partial durations, as well as the sector allocations of the Fund approximate those of its benchmark. While the top 20 issuers in the Bloomberg U.S. Credit Baa Bond Index are represented in the Fund, for the remaining issuers in the benchmark, only a subset is represented in the Fund, based on market conditions. This will cause some variability in the returns of the Fund relative to those of the benchmark.

PIA MBS Bond Fund
The PIA MBS Bond Fund returned -6.99% for the six-month period ended May 31, 2022, while the Bloomberg U.S. MBS Fixed Rate Index returned -7.38%. The average 30-year mortgage rate, according to the Freddie Mac Primary Mortgage Market Survey, rose from 3.1% to 5.1% during the period. The Fund’s shorter duration position was the primary driver of outperformance, as interest rates rose during the period. Lower coupon mortgage pools underperformed higher coupon pools, and the Fund’s underweight in lower coupon pools was a positive. The Fund’s underweight in 15-year MBS was a negative for the period, as 15-year MBS outperformed 30-year MBS. Ginnie Mae 30-year MBS outperformed conventional 30-year MBS (Fannie Mae and Freddie Mac), and the Fund’s underweight in Ginnie Mae mortgages was a negative.

PIA Funds

Bond Market in Review
The Federal Open Market Committee voted to raise the Federal Funds rate twice during the reporting period, by 25 basis points in March and 50 basis points in May, in order to combat increasing inflation.  The yields on 2-year, 5-year, 10-year and 30-year Treasuries increased by 199, 166, 140 and 125 basis points, respectively, during the reporting period. The average credit spread on investment grade corporate bonds increased from 99 to 130 basis points. The average option-adjusted spread on fixed rate agency MBS was unchanged at the end of the reporting period at 34 basis points, with some interim volatility, and the average life increased from 6.0 to 7.6 years.

We believe that the PIA BBB Bond Fund and the PIA MBS Bond Fund provide our clients with a means of efficiently investing in a broadly diversified portfolio of BBB-rated bonds and agency mortgage-backed securities, respectively.

Please take a moment to review the Funds’ statements of assets and liabilities and the results of operations for the six-month period ended May 31, 2022. We look forward to reporting to you again with the annual report dated November 30, 2022.

Lloyd McAdams
President and Portfolio Manager
Pacific Income Advisers, Inc.

PIA Funds

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Funds’ investment adviser, are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Investment by the PIA BBB Bond Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks are greater for emerging markets.

The Funds may also use options, futures contracts, and swaps, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency rates.  Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  These risks are fully disclosed in the Prospectus.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.

Diversification does not assure a profit or protect against risk in a declining market.

The Bloomberg U.S. Credit Baa Bond Index is an unmanaged index consisting of bonds rated Baa.  The issues must be publicly traded and meet certain maturity and issue size requirements.  Bonds are represented by the Industrial, Utility, Finance and non-corporate sectors.  Non-corporate sectors include sovereign, supranational, foreign agency and foreign local government issuers.

The Bloomberg U.S. MBS Fixed Rate Index (the “MBS Index”) is an unmanaged index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).  The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates.  Each aggregate is a proxy for the outstanding pools for a given agency, program, issue year and coupon.  The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index.  About 600 of these generic aggregates meet the criteria.

You cannot invest directly in an index.

Gross Domestic Product is the amount of goods and services produced in a year, in a country.

Consumer Price Index measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Coupon is the annual interest payment that the bondholder receives from issue date until maturity.

Duration is the measure of the sensitivity of the price of a fixed income security to a change in interest rates, expressed in number of years.

Basis point equals 1/100th of 1%.

Credit Spread is the difference in yield between a corporate bond and a similar maturity U.S. Treasury Bond. It is the compensation investors receive for accepting credit risk of a corporate bond.

Option-Adjusted Spread is the spread earned over Treasuries, measured over multiple possible future interest rate scenarios, after accounting for the value of the embedded option in the security, which in the case of MBS, gives mortgage holders the option to either refinance or repay early.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers and/or expense reimbursements in effect.  In the absence of such waivers or reimbursements, total return would be reduced.

Quasar Distributors, LLC, Distributor

PIA Funds

Dear Shareholder:

We are pleased to provide you with this report for the period from December 1, 2021 through May 31, 2022, regarding the PIA High Yield (MACS) Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.

The Fund performed in-line with its benchmark, the Bloomberg U.S. Corporate High-Yield Index (the “Index”), returning -6.02%, after fees and expenses, for the six months ended May 31, 2022, versus -6.27% for the Index.

As stated in the most recently filed prospectus, the Fund’s gross expense ratio and net expense ratio are 0.20% and 0.20%, respectively. PIA has agreed to temporarily pay for all operating expenses (excluding acquired fund fees and expenses) incurred by the Fund through at least March 29, 2023, to the extent necessary to limit Total Annual Fund Operating Expenses After Expense Reimbursement to 0.25% of the Fund’s average daily net assets. The Net Expense is what the investor has paid.

The Fund’s primary objective is to seek a high level of current income. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.

Lloyd McAdams
President and Portfolio Manager
Pacific Income Advisers, Inc.

PIA Funds

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Fund’s investment adviser, are subject to change, are not guaranteed, should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks may increase for emerging markets.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments.  The risk of owning an exchange-traded fund (“ETF”) or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds.  It will also bear additional expenses, including operating expenses, brokerage costs, and the potential duplication of management fees.

The Bloomberg U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s Investors Service, Inc., Fitch Ratings, Inc., and Standard & Poor’s Ratings Services is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.

You cannot invest directly in an index.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating. The portfolio has 0% in non-rated securities.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

PIA Funds
Expense Example – May 31, 2022
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The BBB Bond Fund, MBS Bond Fund, and High Yield (MACS) Fund Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/21 – 5/31/22).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

PIA Funds
Expense Example – May 31, 2022 (continued)
(Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/21	5/31/22	12/1/21 – 5/31/22*
PIA BBB Bond Fund
Actual	$1,000.00	$ 875.90	$0.75
Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	$0.81

PIA MBS Bond Fund
Actual	$1,000.00	$ 930.10	$1.11
Hypothetical (5% return before expenses)	$1,000.00	$1,023.78	$1.16

PIA High Yield (MACS) Fund
Actual	$1,000.00	$ 939.80	$1.02
Hypothetical (5% return before expenses)	$1,000.00	$1,023.88	$1.06

*
Expenses are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the PIA BBB Bond Fund, the PIA MBS Bond Fund and the PIA High Yield (MACS) Fund was 0.16%, 0.23%, 0.21%, respectively.

PIA Funds
PIA BBB BOND FUND
Allocation of Portfolio Assets – May 31, 2022
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

PIA Funds
PIA MBS BOND FUND
Allocation of Portfolio Assets – May 31, 2022
(Unaudited)

Investments by Issuer
As a Percentage of Total Investments

Asset-Backed Securities 2.1%
Commercial Mortgage-Backed Securities 3.1%
U.S. Treasury Securities 9.1%
Money Market Fund 2.0%
Government National Mortgage Assoc. 17.6%
Federal Home Loan Mortgage Corp. 25.5%
Federal National Mortgage Assoc. 40.6%

PIA Funds
PIA HIGH YIELD (MACS) FUND
Allocation of Portfolio Assets – May 31, 2022
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2022
(Unaudited)

Principal Amount		Value
CORPORATE BONDS 93.4%

Aerospace & Defense 3.2%
	Boeing Co.
$2,450,000	5.15%, due 5/1/30	$2,438,308
1,400,000	5.705%, due 5/1/40	1,368,344
	Northrop Grumman Corp.
1,000,000	4.40%, due 5/1/30	1,016,119
	Raytheon Technologies Corp.
1,000,000	3.50%, due 3/15/27	993,961
1,000,000	1.90%, due 9/1/31	843,294
1,000,000	4.35%, due 4/15/47	966,081
		7,626,107
Agricultural Chemicals 0.3%
	Nutrien Ltd.
700,000	2.95%, due 5/13/30	642,477

Agriculture 0.3%
	Bunge Limited Finance Corp.
600,000	3.75%, due 9/25/27	590,498

Airlines 1.2%
	Delta Air Lines, Inc.
2,000,000	2.90%, due 10/28/24	1,942,500
	Southwest Airlines Co.
500,000	5.125%, due 6/15/27	520,768
	United Airlines 2020-1
	Class B Pass Through Trust
415,000	4.875%, due 7/15/27	402,536
		2,865,804
Autos 0.4%
	Ford Motor Credit Co. LLC
500,000	3.815%, due 11/2/27	462,877
	General Motors Co.
400,000	5.20%, due 4/1/45	362,409
		825,286
Banks 6.1%
	Barclays Bank Plc
1,000,000	4.836%, due 5/9/28	987,658
	Citigroup, Inc.
1,700,000	4.45%, due 9/29/27	1,707,712
540,000	5.30%, due 5/6/44	556,466
	Cooperatieve Rabobank UA
1,000,000	3.75%, due 7/21/26	976,390
	Credit Suisse Group AG
1,050,000	4.55%, due 4/17/26	1,050,326
	Fifth Third Bancorp
500,000	4.055% (SOFR + 1.355%),
	due 4/25/28 (g)	496,881
225,000	8.25%, due 3/1/38	302,791
	Lloyds Banking Group Plc
800,000	4.65%, due 3/24/26	805,156
	Morgan Stanley
400,000	2.484% (SOFR + 1.360%),
	due 9/16/36 (g)	323,359
	Natwest Group Plc
1,700,000	4.269% (3 Month LIBOR USD
	+ 1.762%), due 3/22/25 (g)	1,704,949
	Regions Financial Corp.
1,000,000	1.80%, due 8/12/28	876,431
	Santander Holdings USA, Inc.
700,000	3.45%, due 6/2/25	688,729
	Santander UK Group Holdings Plc
2,000,000	1.089% (SOFR + 0.787%),
	due 3/15/25 (g)	1,894,645
	Westpac Banking Corp.
300,000	3.133%, due 11/18/41	228,156
	Zions Bancorp NA
2,000,000	3.25%, due 10/29/29	1,806,873
		14,406,522
Beverages 0.9%
	Constellation Brands, Inc.
700,000	2.875%, due 5/1/30	624,753
	Keurig Dr Pepper, Inc.
1,000,000	3.20%, due 5/1/30	919,227
500,000	4.50%, due 4/15/52	464,017
		2,007,997

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2022 (continued)
(Unaudited)

Principal Amount		Value
Biotechnology 1.9%
	Amgen, Inc.
$1,000,000	2.20%, due 2/21/27	$941,434
500,000	2.80%, due 8/15/41	386,580
1,006,000	4.663%, due 6/15/51	1,001,363
	Biogen, Inc.
700,000	2.25%, due 5/1/30	589,449
	Gilead Sciences, Inc.
1,100,000	1.65%, due 10/1/30	929,866
500,000	2.60%, due 10/1/40	380,168
	Royalty Pharma Plc
500,000	2.15%, due 9/2/31	406,313
		4,635,173
Broker 1.0%
	Goldman Sachs Group, Inc.
950,000	6.75%, due 10/1/37	1,122,557
	Merrill Lynch & Co., Inc.
1,050,000	6.11%, due 1/29/37	1,198,108
		2,320,665
Brokerage Asset Managers Exchanges 0.4%
	Brightsphere Investment
	Group, Inc.
1,000,000	4.80%, due 7/27/26	933,700

Building Materials 0.4%
	Carrier Global Corp.
240,000	2.70%, due 2/15/31	209,064
	Masco Corp.
1,000,000	2.00%, due 10/1/30	819,826
		1,028,890
Cable & Satellite 1.0%
	Charter Communications Operating
	LLC / Charter Communications
	Operating Capital
1,000,000	2.80%, due 4/1/31	838,834
1,000,000	2.30%, due 2/1/32	799,464
1,000,000	3.90%, due 6/1/52	751,063
		2,389,361
Casino Hotels 0.3%
	Sands China Ltd.
1,000,000	2.30%, due 3/8/27 (c) (h)	786,487

Cellular Telecom 1.4%
	T-Mobile USA, Inc.
1,600,000	3.875%, due 4/15/30	1,534,938
600,000	2.25%, due 11/15/31	499,422
1,100,000	3.40%, due 10/15/52 (c)	853,202
	Vodafone Group Plc
400,000	4.375%, due 5/30/28	407,920
		3,295,482
Chemicals 0.2%
	Dow Chemical Co.
396,000	7.375%, due 11/1/29	471,365

Chemicals – Diversified 0.4%
	DuPont de Nemours, Inc.
1,000,000	4.725%, due 11/15/28	1,037,623

Coatings/Paint 0.2%
	Sherwin-Williams Co.
600,000	2.20%, due 3/15/32	506,207

Commercial Finance 0.2%
	Air Lease Corp.
450,000	2.875%, due 1/15/26	424,107

Commercial Services 0.9%
	Global Payments, Inc.
500,000	1.20%, due 3/1/26	451,777
	Moody’s Corp.
250,000	2.00%, due 8/19/31	210,300
250,000	3.10%, due 11/29/61	182,851
	Quanta Services, Inc.
1,500,000	2.90%, due 10/1/30	1,306,167
		2,151,095
Communications Equipment 0.2%
	Harris Corp.
500,000	6.15%, due 12/15/40	570,316

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2022 (continued)
(Unaudited)

Principal Amount		Value
Computers 1.0%
	Dell International LLC /
	EMC Corp.
$900,000	6.02%, due 6/15/26	$951,712
500,000	6.20%, due 7/15/30	535,889
500,000	3.45%, due 12/15/51 (c)	362,369
	HP, Inc.
500,000	3.40%, due 6/17/30	450,860
		2,300,830
Construction Materials Manufacturing 0.3%
	Vulcan Materials Co.
620,000	3.90%, due 4/1/27	622,953

Consumer Finance 0.2%
	Synchrony Financial
500,000	4.50%, due 7/23/25	498,919

Consumer Products 0.2%
	Church & Dwight Co., Inc.
500,000	3.15%, due 8/1/27	486,025

Diversified Banks 0.4%
	Deutsche Bank AG
1,000,000	4.10%, due 1/13/26	992,722

Diversified Financial Services 3.0%
	AerCap Ireland Capital DAC /
	AerCap Global Aviation Trust
1,000,000	4.50%, due 9/15/23	1,004,106
1,500,000	3.30%, due 1/30/32	1,264,624
	Ally Financial, Inc.
500,000	2.20%, due 11/2/28	425,430
	Blackstone Secured Lending Fund
1,000,000	3.625%, due 1/15/26	954,601
	Capital One Financial Corp.
1,400,000	3.65%, due 5/11/27	1,365,590
	GE Capital International Funding
	Co. Unlimited Co.
433,000	4.418%, due 11/15/35	428,247
	Intercontinental Exchange, Inc.
1,000,000	1.85%, due 9/15/32	813,955
	Nomura Holdings, Inc.
1,000,000	2.172%, due 7/14/28	874,610
		7,131,163
Diversified Manufacturing Operations 0.2%
	Parker-Hannifin Corp.
550,000	3.25%, due 6/14/29	515,522

E-Commerce & Products 0.2%
	eBay, Inc.
500,000	2.60%, due 5/10/31	431,427

Electric – Distribution 0.2%
	Sempra Energy
600,000	4.125% (5 Year CMT Rate
	+ 2.868%), due 4/1/52 (g)	522,671

Electric – Integrated 4.3%
	Constellation Energy
	Generation LLC
2,000,000	3.25%, due 6/1/25	1,964,877
	Dominion Energy, Inc.
500,000	2.25%, due 8/15/31	423,944
	DTE Energy Co.
600,000	1.05%, due 6/1/25	556,232
	Duke Energy Corp.
950,000	2.45%, due 6/1/30	826,375
1,000,000	3.30%, due 6/15/41	808,742
	Eversource Energy
500,000	2.55%, due 3/15/31	433,974
	FirstEnergy Corp.
700,000	2.25%, due 9/1/30	587,881
	NextEra Energy
	Capital Holdings, Inc.
400,000	2.25%, due 6/1/30	346,572
	Pacific Gas and Electric Co.
5,000,000	3.50%, due 8/1/50	3,578,557
	Southwestern Electric Power Co.
400,000	3.25%, due 11/1/51	305,763

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2022 (continued)
(Unaudited)

Principal Amount		Value
Electric – Integrated 4.3% (continued)
	Xcel Energy, Inc.
$500,000	2.35%, due 11/15/31	$425,178
		10,258,095
Electric Utilities 0.4%
	Dominion Resources, Inc.
470,000	4.90%, due 8/1/41	466,630
	NiSource Finance Corp.
400,000	5.25%, due 2/15/43	395,688
		862,318
Electrical Equipment Manufacturing 0.3%
	Fortive Corp.
750,000	3.15%, due 6/15/26	728,575

Electronic Components and
Semiconductors 1.4%
	Broadcom, Inc.
431,000	4.15%, due 11/15/30	409,893
1,500,000	3.419%, due 4/15/33 (c)	1,302,924
55,000	3.187%, due 11/15/36 (c)	44,211
583,000	4.926%, due 5/15/37 (c)	554,667
	Micron Technology, Inc.
250,000	2.703%, due 4/15/32	209,523
	NXP BV / NXP Funding LLC /
	NXP USA, Inc.
500,000	4.40%, due 6/1/27	502,670
500,000	2.50%, due 5/11/31	416,897
		3,440,785
Electronic Instrumentation 0.1%
	Agilent Technologies, Inc.
215,000	2.30%, due 3/12/31	181,566

Electronics 0.2%
	Roper Technologies, Inc.
650,000	1.40%, due 9/15/27	572,297

Enterprise Software & Services 2.1%
	Oracle Corp.
1,685,000	1.65%, due 3/25/26	1,536,064
1,700,000	2.875%, due 3/25/31	1,449,425
1,400,000	3.65%, due 3/25/41	1,085,010
1,350,000	3.95%, due 3/25/51	1,041,719
		5,112,218
Entertainment 1.0%
	Magallanes, Inc.
1,000,000	4.279%, due 3/15/32 (c)	940,187
1,500,000	5.141%, due 3/15/52 (c)	1,346,927
		2,287,114
Environmental Control 0.4%
	Republic Services, Inc.
1,000,000	0.875%, due 11/15/25	911,615

Finance Companies 0.4%
	FS KKR Capital Corp.
1,000,000	4.625%, due 7/15/24	996,822

Financial Services 0.2%
	Legg Mason, Inc.
500,000	5.625%, due 1/15/44	537,813

Food 0.9%
	ConAgra Brands, Inc.
1,300,000	7.00%, due 10/1/28	1,459,104
	General Mills, Inc.
700,000	2.25%, due 10/14/31	592,964
		2,052,068
Food – Confectionery 0.7%
	Mondelez International, Inc.
2,000,000	1.50%, due 2/4/31	1,618,846

Food – Meat Products 0.3%
	Tyson Foods, Inc.
600,000	4.35%, due 3/1/29	609,597

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2022 (continued)
(Unaudited)

Principal Amount		Value
Food – Retail 0.3%
	Kroger Co.
$1,000,000	2.20%, due 5/1/30	$867,921

Food and Beverage 2.1%
	Anheuser-Busch InBev
	Worldwide, Inc.
1,500,000	4.00%, due 4/13/28	1,514,794
1,600,000	4.35%, due 6/1/40	1,515,061
2,100,000	4.50%, due 6/1/50	2,023,283
		5,053,138
Food Wholesale/Distribution 0.3%
	Sysco Corp.
464,000	5.95%, due 4/1/30	509,965
400,000	3.15%, due 12/14/51	301,139
		811,104
Gaming 0.2%
	Las Vegas Sands Corp.
500,000	3.90%, due 8/8/29	436,591

General Industrial Machinery 0.4%
	IDEX Corp.
1,000,000	3.00%, due 5/1/30	902,307

Hand & Machine Tools 0.1%
	Kennametal, Inc.
330,000	2.80%, due 3/1/31	281,644

Health and Personal Care Stores 1.5%
	CVS Health Corp.
2,150,000	3.75%, due 4/1/30	2,078,074
500,000	5.125%, due 7/20/45	511,845
1,000,000	5.05%, due 3/25/48	1,026,082
		3,616,001
Health Care Facilities and Services 0.3%
	Laboratory Corporation
	of America Holdings
640,000	3.25%, due 9/1/24	641,166

Healthcare 0.1%
	DH Europe Finance II
350,000	2.60%, due 11/15/29	320,956

Healthcare – Products 0.5%
	Boston Scientific Corp.
560,000	2.65%, due 6/1/30	502,827
	Danaher Corp.
1,000,000	2.60%, due 10/1/50	725,296
		1,228,123
Healthcare – Services 1.1%
	CommonSpirit Health
600,000	2.782%, due 10/1/30	529,500
	HCA, Inc.
1,000,000	4.125%, due 6/15/29	970,634
600,000	4.375%, due 3/15/42 (c)	527,592
	Humana, Inc.
500,000	4.875%, due 4/1/30	519,824
		2,547,550
Healthcare REITs 0.6%
	Sabra Health Care LP
1,000,000	3.90%, due 10/15/29	904,940
	Welltower, Inc.
700,000	2.75%, due 1/15/31	612,013
		1,516,953
Insurance 2.2%
	Anthem, Inc.
1,000,000	2.375%, due 1/15/25	981,244
600,000	4.65%, due 8/15/44	592,223
	Aon Corp.
600,000	2.80%, due 5/15/30	539,530
	AXA SA
500,000	8.60%, due 12/15/30	616,853
	Fairfax Financial Holdings Ltd.
1,000,000	3.375%, due 3/3/31	893,768
	Lincoln National Corp.
120,000	3.80%, due 3/1/28	118,629

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2022 (continued)
(Unaudited)

Principal Amount		Value
Insurance 2.2% (continued)
	Markel Corp.
$20,000	4.90%, due 7/1/22	$20,046
	Metlife, Inc.
855,000	6.40%, due 12/15/66 (f)	879,611
	Prudential Financial, Inc.
500,000	5.125% (5 Year CMT Rate
	+ 3.162%), due 3/1/52 (g)	481,253
		5,123,157
Integrated Oils 0.4%
	Ecopetrol S.A.
900,000	4.125%, due 1/16/25	880,731

Life & Health Insurance 0.2%
	Corebridge Financial, Inc.
500,000	3.90%, due 4/5/32 (c)	475,734

Life Insurance 0.4%
	AXA Equitable Holdings, Inc.
1,000,000	5.00%, due 4/20/48	968,949

Media 1.4%
	Discovery Communications LLC
1,000,000	3.625%, due 5/15/30	923,433
	Fox Corp.
975,000	4.709%, due 1/25/29	990,977
	Time Warner Entertainment
	Company, LP
810,000	8.375%, due 7/15/33	980,168
	Viacom Inc.
610,000	4.375%, due 3/15/43	508,437
		3,403,015
Medical Equipment and
Supplies Manufacturing 0.7%
	Becton Dickinson and Co.
626,000	4.685%, due 12/15/44	604,642
	Smith & Nephew Plc
1,400,000	2.032%, due 10/14/30	1,154,555
		1,759,197
Medical Products 0.5%
	Stryker Corp.
700,000	1.95%, due 6/15/30	598,869
	Zimmer Biomet Holdings, Inc.
500,000	3.05%, due 1/15/26	487,893
		1,086,762
Metals 0.4%
	Southern Copper Corp.
750,000	6.75%, due 4/16/40	893,831

Metals and Mining 0.3%
	Newmont Corp.
800,000	4.875%, due 3/15/42	808,954

Nondepository Credit Intermediation 1.3%
	General Motors
	Financial Co., Inc.
600,000	4.00%, due 1/15/25	602,137
1,300,000	3.60%, due 6/21/30	1,168,615
1,500,000	2.35%, due 1/8/31	1,215,242
		2,985,994
Office Property REITs 0.5%
	Alexandria Real
	Estate Equities, Inc.
650,000	1.875%, due 2/1/33	518,423
	Boston Properties LP
675,000	3.25%, due 1/30/31	605,800
		1,124,223
Oil and Gas 4.3%
	Cenovus Energy, Inc.
1,000,000	2.65%, due 1/15/32	862,887
	Diamondback Energy, Inc.
500,000	3.125%, due 3/24/31	454,490
	Enterprise Products
	Operating LLC
1,200,000	2.80%, due 1/31/30	1,096,217
850,000	4.85%, due 8/15/42	822,609
500,000	3.30%, due 2/15/53	381,318

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2022 (continued)
(Unaudited)

Principal Amount		Value
Oil and Gas 4.3% (continued)
	Hess Corp.
$800,000	5.60%, due 2/15/41	$816,505
	Kinder Morgan Energy Partners
1,270,000	5.80%, due 3/15/35	1,343,940
	Kinder Morgan, Inc.
600,000	2.00%, due 2/15/31	498,377
700,000	5.55%, due 6/1/45	706,797
	Pemex Master Trust
1,150,000	6.625%, due 6/15/35	931,799
	Pioneer Natural Resources Co.
1,000,000	2.15%, due 1/15/31	853,561
	Valero Energy Corp.
750,000	2.80%, due 12/1/31	652,963
655,000	6.625%, due 6/15/37	752,461
		10,173,924
Oil and Gas Extraction 0.3%
	Canadian Natural Resources Ltd.
700,000	4.95%, due 6/1/47	700,242

Oil and Gas Services and Equipment 0.4%
	Halliburton Co.
24,000	3.80%, due 11/15/25	24,258
1,000,000	2.92%, due 3/1/30	918,212
		942,470
Oil Refining & Marketing 0.4%
	Phillips 66
950,000	1.30%, due 2/15/26	873,430

Packaging & Containers 0.6%
	Berry Global, Inc.
1,000,000	1.57%, due 1/15/26	911,494
	WRKCo, Inc.
500,000	3.90%, due 6/1/28	494,747
		1,406,241
Paper 0.4%
	International Paper Co.
700,000	6.00%, due 11/15/41	763,101
	Weyerhaeuser Co.
226,000	7.375%, due 3/15/32	273,873
		1,036,974
Petroleum and Coal Products
Manufacturing 0.2%
	Suncor Energy, Inc.
500,000	3.75%, due 3/4/51	428,108

Pharmaceuticals 3.1%
	AbbVie, Inc.
700,000	3.20%, due 11/21/29	659,343
2,200,000	4.55%, due 3/15/35	2,232,858
800,000	4.40%, due 11/6/42	767,362
268,000	4.75%, due 3/15/45	266,006
	Cardinal Health, Inc.
125,000	3.41%, due 6/15/27	122,633
	Cigna Corp.
500,000	4.50%, due 2/25/26	514,200
1,600,000	2.40%, due 3/15/30	1,417,506
600,000	3.40%, due 3/15/50	480,989
	Viatris, Inc.
600,000	2.70%, due 6/22/30	503,115
	Zoetis, Inc.
600,000	2.00%, due 5/15/30	519,070
		7,483,082
Pipeline Transportation
of Crude Oil 0.2%
	Magellan Midstream Partners LP
500,000	3.20%, due 3/15/25	491,060

Pipeline Transportation
of Natural Gas 0.9%
	Williams Companies, Inc.
1,000,000	2.60%, due 3/15/31	867,566
	Williams Partners LP
800,000	3.90%, due 1/15/25	801,977
500,000	5.10%, due 9/15/45	486,083
		2,155,626

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2022 (continued)
(Unaudited)

Principal Amount		Value
Pipelines 3.2%
	Boardwalk Pipelines LP
$500,000	3.60%, due 9/1/32	$443,324
	El Paso Electric Co.
850,000	6.00%, due 5/15/35	939,024
	Enbridge, Inc.
1,000,000	3.125%, due 11/15/29	928,937
250,000	3.40%, due 8/1/51	198,033
	Energy Transfer LP
500,000	4.25%, due 4/1/24	503,803
	Energy Transfer Partners LP
1,000,000	7.60%, due 2/1/24	1,047,879
	MPLX LP
1,315,000	4.25%, due 12/1/27	1,305,058
600,000	4.95%, due 3/14/52	549,692
	Plains All American Pipeline LP /
	PAA Finance Corp.
546,000	3.80%, due 9/15/30	504,585
	TransCanada PipeLines Ltd.
1,100,000	4.10%, due 4/15/30	1,087,434
		7,507,769
Property & Casualty Insurance 1.5%
	Fidelity National Financial, Inc.
2,000,000	2.45%, due 3/15/31	1,655,682
	Hanover Insurance Group, Inc.
1,400,000	4.50%, due 4/15/26	1,427,650
	Mercury General Corp.
500,000	4.40%, due 3/15/27	499,630
		3,582,962
Railroad 1.4%
	Canadian Pacific Railway Co.
700,000	2.90%, due 2/1/25	690,236
1,000,000	2.45%, due 12/2/31	882,903
	Norfolk Southern Corp.
700,000	3.85%, due 1/15/24	707,721
250,000	2.30%, due 5/15/31	219,303
1,000,000	2.90%, due 8/25/51	761,163
		3,261,326
Real Estate 1.6%
	American Homes 4 Rent LP
1,000,000	4.25%, due 2/15/28	981,735
	Crown Castle International Corp.
500,000	3.65%, due 9/1/27	488,583
600,000	2.25%, due 1/15/31	503,267
	Essex Portfolio, LP
1,000,000	3.375%, due 4/15/26	981,913
	STORE Capital Corp.
810,000	4.50%, due 3/15/28	811,227
		3,766,725
Real Estate Investment Trusts 0.2%
	Ventas Realty LP
500,000	3.75%, due 5/1/24	501,920

Refining & Marketing 0.2%
	Marathon Petroleum Corp.
500,000	3.625%, due 9/15/24	500,247

REITS – Diversified 0.3%
	Equinix, Inc.
500,000	1.55%, due 3/15/28	430,778
100,000	3.90%, due 4/15/32	94,421
	GLP Capital LP /
	GLP Financing II, Inc.
250,000	3.25%, due 1/15/32	210,216
		735,415
REITS – Health Care 0.5%
	Healthpeak Properties, Inc.
350,000	2.125%, due 12/1/28	311,853
	Omega Healthcare Investors, Inc.
1,000,000	3.25%, due 4/15/33	795,575
		1,107,428
REITS – Office Property 0.2%
	Corporate Office Properties LP
500,000	2.75%, due 4/15/31	421,480

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2022 (continued)
(Unaudited)

Principal Amount		Value
REITS – Warehouse/Industrial 0.3%
	Duke Realty LP
$1,000,000	1.75%, due 2/1/31	$823,758

Residential Building 0.8%
	DR Horton, Inc.
2,000,000	2.60%, due 10/15/25	1,915,878

Restaurants 1.1%
	McDonald’s Corp.
1,100,000	3.50%, due 7/1/27	1,091,018
550,000	4.875%, due 12/9/45	560,032
	Starbucks Corp.
1,000,000	2.55%, due 11/15/30	878,209
		2,529,259
Retail 0.8%
	AutoNation, Inc.
200,000	3.50%, due 11/15/24	198,860
	Lowe’s Cos., Inc.
1,000,000	4.50%, due 4/15/30	1,015,353
500,000	1.70%, due 10/15/30	412,723
	Tractor Supply Co.
500,000	1.75%, due 11/1/30	403,782
		2,030,718
Retail – Auto Parts 0.2%
	Genuine Parts Co.
500,000	1.875%, due 11/1/30	401,427

Retail – Drug Store 0.4%
	Walgreens Boots Alliance, Inc.
1,000,000	3.20%, due 4/15/30	926,041

Software 0.5%
	Fiserv, Inc.
600,000	3.85%, due 6/1/25	601,854
	VMware, Inc.
550,000	4.65%, due 5/15/27	558,863
		1,160,717
Software & Services 0.5%
	Equifax, Inc.
500,000	3.10%, due 5/15/30	452,571
	Hewlett Packard Enterprise Co.
700,000	4.90%, due 10/15/25 (b)	725,535
		1,178,106
Telecommunications 3.1%
	Bell Telephone Co. of Canada /
	Bell Canada
1,000,000	2.15%, due 2/15/32	841,124
	British Telecommunications Plc
855,000	9.625%, due 12/15/30 (d)	1,115,738
	Deutsche Telekom
	International Finance
345,000	8.75%, due 6/15/30 (e)	439,999
	France Telecom SA
575,000	5.375%, due 1/13/42	613,928
	Grupo Televisa SAB
300,000	6.625%, due 3/18/25	319,916
	Juniper Networks, Inc.
3,000,000	2.00%, due 12/10/30	2,446,114
	Rogers Communications, Inc.
989,000	5.00%, due 3/15/44	981,182
	Telefonica Emisiones SAU
475,000	7.045%, due 6/20/36	559,664
		7,317,665
Tobacco 1.8%
	Altria Group, Inc.
148,000	4.80%, due 2/14/29	148,085
1,600,000	3.40%, due 5/6/30	1,443,284
	BAT Capital Corp.
1,000,000	2.259%, due 3/25/28	865,686
600,000	4.54%, due 8/15/47	474,641
800,000	5.65%, due 3/16/52	729,969
	Reynolds American, Inc.
600,000	4.45%, due 6/12/25	608,273
		4,269,938

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2022 (continued)
(Unaudited)

Principal Amount		Value
Transportation 1.0%
	CSX Corp.
$1,390,000	6.22%, due 4/30/40	$1,628,714
	FedEx Corp.
1,000,000	3.25%, due 5/15/41	807,766
		2,436,480
Transportation and Logistics 0.2%
	Kirby Corp.
450,000	4.20%, due 3/1/28	431,787

Travel & Lodging 0.3%
	Marriott International, Inc.
600,000	3.75%, due 3/15/25	602,352

Trucking & Leasing 0.4%
	GATX Corp.
1,300,000	1.90%, due 6/1/31	1,054,351

Utilities 0.4%
	Southern Co.
1,000,000	3.25%, due 7/1/26	978,751

Waste and Environment Services
and Equipment 0.3%
	Waste Management, Inc.
1,000,000	1.50%, due 3/15/31	816,394

Water 0.3%
	American Water Capital Corp.
650,000	2.80%, due 5/1/30	591,991

Wireless 0.5%
	American Tower Corp.
500,000	2.75%, due 1/15/27	467,490
1,000,000	1.875%, due 10/15/30	802,786
		1,270,276
Wirelines 5.5%
	AT&T, Inc.
1,400,000	2.30%, due 6/1/27	1,308,588
875,000	2.55%, due 12/1/33	745,694
2,368,000	3.50%, due 9/15/53	1,915,995
1,196,000	3.55%, due 9/15/55	956,232
727,000	3.80%, due 12/1/57	603,081
	Verizon Communications, Inc.
1,000,000	3.00%, due 3/22/27	971,287
2,550,000	3.15%, due 3/22/30	2,384,301
500,000	2.55%, due 3/21/31	443,794
1,500,000	4.862%, due 8/21/46	1,563,649
2,000,000	3.55%, due 3/22/51	1,699,878
600,000	2.987%, due 10/30/56	445,130
		13,037,629
Total Corporate Bonds
(cost $247,634,581)		221,771,071

SOVEREIGN BONDS 5.2%
	Republic of Colombia
600,000	3.875%, due 4/25/27	560,715
600,000	3.125%, due 4/15/31	487,049
890,000	7.375%, due 9/18/37	931,117
	Republic of Indonesia
500,000	3.85%, due 10/15/30	494,924
	Republic of Panama
1,700,000	2.252%, due 9/29/32	1,395,803
750,000	6.70%, due 1/26/36	851,851
	Republic of Peru
400,000	3.00%, due 1/15/34	345,064
1,050,000	6.55%, due 3/14/37	1,211,385
	Republic of Philippines
1,625,000	5.00%, due 1/13/37	1,709,679
	Republic of Uruguay
69,914	8.00%, due 11/18/22	71,490
800,000	4.375%, due 1/23/31	835,801
	United Mexican States
1,300,000	4.50%, due 4/22/29	1,309,971
2,490,000	4.75%, due 3/8/44	2,243,018
Total Sovereign Bonds
(cost $14,151,019)		12,447,867

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2022 (continued)
(Unaudited)

Shares		Value
MONEY MARKET FUND 0.5%
1,179,082	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 0.60% (a)	$1,179,082
Total Money Market Fund
(cost $1,179,082)		1,179,082
Total Investments
(cost $262,964,682)	99.1%	235,398,020
Other Assets less Liabilities	0.9%	2,207,785
TOTAL NET ASSETS	100.0%	$237,605,805

(a)	Rate shown is the 7-day annualized yield as of May 31, 2022.
(b)
Step-up bond; pays one interest rate for a certain period and a higher rate thereafter. The interest rate shown is the rate in effect as of May 31, 2022, and remains in effect until the bond’s maturity date.

(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  As of May 31, 2022, the value of these investments was $7,194,300 or 3.03% of total net assets.

(d)
Step-up bond; pays one interest rate for a certain period and can either increase or decrease thereafter.  Coupon rate increases by 25 basis points for each rating downgrade of one notch below A-/A3 made by Standard & Poor’s or Moody’s Investors Service, Inc. Coupon rate decreases by 25 basis points for each upgrade. The minimum coupon rate is 8.625%.

(e)
Step-up bond; pays one interest rate for a certain period and can either increase or decrease thereafter.  Coupon rate increases by 50 basis points if both Standard & Poor’s and Moody’s ratings are downgraded to less than an A rating. If the rating is then raised to higher than BBB, the coupon rate decreases by 50 basis points.

(f)
Coupon rate shown is the rate in effect as of May 31, 2022, and remains in effect until  December 2031, after that date the bond will change to a Floating-Rate equal to the 3 Month LIBOR + 2.205%, if not called, until final maturity date.

(g)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of May 31, 2022.
(h)
Step-up bond; pays one interest rate for a certain period and can increase thereafter. Coupon rate increases by 25 basis points for each rating downgrade of one notch made by Standard & Poor’s, Moody’s Investor Service, or Fitch Ratings. The maximum coupon increase is 200 basis points.

Basis point = 1/100th of a percent.
CMT = Constant Maturity Treasury
LIBOR = London Interbank Offered Rate
SOFR = Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2022
(Unaudited)

Principal Amount		Value
ASSET-BACKED SECURITIES 2.2%
Other Asset-Backed Securities
	CF Hippolyta LLC
$1,380,755	1.69%, due 7/15/60, Series
	2020-1 Class A (b)	$1,268,491
Total Asset-Backed Securities
(cost $1,380,565)		1,268,491

MORTGAGE-BACKED SECURITIES 92.0%

Commercial Mortgage-Backed Securities 3.3%
	BX Trust
440,000	2.125% (1 Month LIBOR USD
	+ 1.250%), due 11/17/36, Series
	2021-RISE Class B (b) (e)	422,512
	Cold Storage Trust
1,474,486	1.775% (1 Month LIBOR USD
	+ 0.900%), due 11/15/37, Series
	2020-ICE5 Class A (b) (e)	1,445,420
		1,867,932
U.S. Government Securities 88.7%
	FHLMC Pool
307,213	2.50%, due 12/1/31, #G18622	302,609
67,952	5.00%, due 10/1/38, #G04832	72,448
220,949	3.50%, due 5/1/42, #G08491	220,890
183,450	3.00%, due 8/1/43, #G08540	178,732
339,559	4.00%, due 8/1/44, #G08601	348,496
267,860	3.00%, due 3/1/45, #G08631	259,919
419,033	3.00%, due 5/1/45, #G08640	406,608
373,854	3.00%, due 5/1/45, #Q33337	362,784
345,370	3.00%, due 1/1/47, #G08741	334,630
227,457	3.00%, due 1/1/47, #Q45636	219,916
223,632	3.50%, due 4/1/48, #Q55213	222,444
83,972	4.50%, due 5/1/48, #G08820	86,250
84,472	3.50%, due 9/1/48, #G08835	83,865
78,655	4.00%, due 2/1/49, #ZT1710	79,458
210,271	3.00%, due 4/1/49, #ZN5108	201,783
160,082	3.50%, due 7/1/49, #QA1057	158,174
136,304	3.50%, due 7/1/49, #SD8001	134,708
205,468	3.00%, due 10/1/49, #SD8016	197,181
1,468,892	2.50%, due 12/1/51, #QD2700	1,354,321
1,482,770	2.00%, due 2/1/52, #QD7338	1,325,818
1,953,940	2.00%, due 2/1/52, #SD8193	1,736,045
852,533	2.50%, due 2/1/52, #QD7063	786,060
1,474,160	2.50%, due 2/1/52, #SD8194	1,359,218
1,487,503	2.00%, due 3/1/52, #SD8199	1,321,731
1,984,833	2.00%, due 4/1/52, #SD8204	1,774,737
2,000,001	3.50%, due 5/1/52, #SD8214	1,963,961
	FNMA Pool
68,200	4.00%, due 5/1/26, #AH8174	69,601
387,219	2.50%, due 10/1/31, #BC9305	378,245
265,210	2.50%, due 11/1/31, #BD9466	261,033
92,992	3.50%, due 5/1/33, #BK5720	94,264
94,912	3.50%, due 5/1/33, #MA3364	96,242
233,875	4.00%, due 12/1/39, #AE0215	239,895
366,054	3.50%, due 7/1/43, #AB9774	365,659
494,457	3.00%, due 8/1/43, #AU3363	481,282
162,771	4.00%, due 9/1/44, #AS3392	166,910
171,884	3.50%, due 4/1/45, #AY3376	171,435
608,057	3.00%, due 6/1/45, #AZ0504	589,660
141,063	3.50%, due 8/1/45, #AS5699	140,435
73,730	3.50%, due 9/1/45, #AS5722	73,511
206,503	3.00%, due 10/1/45, #AZ6877	200,116
479,986	3.50%, due 12/1/45, #BA2275	479,028
303,708	3.50%, due 12/1/45, #MA2471	303,115
180,429	3.50%, due 3/1/46, #MA2549	179,685
423,924	3.00%, due 7/1/46, #MA2670	410,175
254,621	3.00%, due 9/1/46, #AS7904	246,578
182,595	3.00%, due 5/1/47, #AS9562	176,667
177,510	3.50%, due 9/1/47, #MA3120	176,421
52,433	4.50%, due 11/1/47, #BJ1795	53,832
304,515	3.50%, due 3/1/48, #MA3305	302,682
404,954	4.50%, due 5/1/48, #BM4135	417,015
166,490	4.00%, due 7/1/48, #MA3415	168,151
146,712	4.00%, due 8/1/48, #BK5416	148,332
127,553	4.50%, due 10/1/48, #MA3496	130,485
126,672	4.50%, due 11/1/48, #MA3522	129,370

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2022 (continued)
(Unaudited)

Shares/
Principal Amount		Value
U.S. Government Securities 88.7% (continued)
	FNMA Pool (continued)
$132,843	3.00%, due 4/1/49, #BN6240	$127,465
160,375	3.00%, due 5/1/49, #MA3670	153,841
1,322,213	3.00%, due 12/1/50, #FM7827	1,269,511
1,473,689	3.00%, due 8/1/51, #FM8407	1,410,686
1,944,350	2.50%, due 1/1/52, #BU7884	1,792,759
1,970,475	2.00%, due 2/1/52, #MA4547	1,750,388
1,960,681	2.50%, due 2/1/52, #MA4548	1,807,874
25,633	2.50%, due 2/1/52, #BV3506	23,635
2,858,319	2.50%, due 3/1/52, #MA4563	2,634,265
1,987,137	2.00%, due 4/1/52, #MA4577	1,765,824
1,983,575	2.50%, due 4/1/52, #MA4578	1,827,486
1,990,083	3.00%, due 4/1/52, #MA4579	1,899,944
	FNMA TBA
1,500,000	4.50%, due 6/15/41 (d)	1,526,895
	GNMA Pool
176,480	5.00%, due 9/15/39, #726311	187,419
128,878	4.00%, due 6/15/45, #AM8608	134,753
91,417	4.00%, due 2/15/46, #AR3772	94,427
100,394	4.00%, due 10/15/46, #AQ0545	103,817
76,600	4.00%, due 12/15/46, #AQ0562	80,080
809,298	3.00%, due 5/15/47, #AW1730	780,835
427,098	3.00%, due 8/15/47, #AZ5554	411,979
255,985	3.50%, due 11/15/47, #BD4824	254,880
181,765	3.50%, due 4/20/49, #MA5875	181,343
270,367	3.50%, due 7/20/49, #MA6039	269,738
190,437	3.00%, due 8/20/49, #MA6089	184,752
490,187	3.00%, due 9/20/49, #MA6153	475,351
507,387	3.00%, due 12/20/49, #MA6338	491,709
1,969,648	2.00%, due 1/20/52, #MA7826	1,795,653
1,965,266	2.50%, due 1/20/52, #MA7827	1,849,778
1,488,084	2.50%, due 3/20/52 #MA7936	1,398,735
	GNMA TBA
2,000,000	3.50%, due 6/15/45 (d)	1,982,188
		50,810,620
Total Mortgage-Backed Securities
(cost $55,603,758)		52,678,552

SHORT-TERM INVESTMENTS 11.7%

Money Market Fund 2.1%
1,188,319	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 0.60% (a)	1,188,319
U.S. Treasury Bills 9.6%
$5,500,000	0.155%, due 6/23/22 (c)	5,498,090
Total Short-Term Investments
(cost $6,687,798)		6,686,409
Total Investments
(cost $63,672,121)	105.9%	60,633,452
Liabilities less Other Assets	(5.9)%	(3,366,352)
TOTAL NET ASSETS	100.0%	$57,267,100

(a)	Rate shown is the 7-day annualized yield as of May 31, 2022.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  As of May 31, 2022, the value of these investments was $3,136,423 or 5.48% of total net assets.

(c)	Rate shown is the discount rate at May 31, 2022.
(d)	Security purchased on a when-issued basis. As of May 31, 2022 the total cost of investments purchased on a when-issued basis was $3,509,083 or 6.13% of total net assets.
(e)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of May 31, 2022.
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
TBA – To Be Announced

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – May 31, 2022
(Unaudited)

Shares/
Principal Amount		Value
COMMON STOCKS 0.2%

Building Materials
2,996	Northwest Hardwoods (d) (e)	$239,680
Total Common Stocks
(cost $137,017)		239,680

CORPORATE BONDS 94.2%

Advertising 0.7%
	Clear Channel Outdoor
	Holdings, Inc.
$1,050,000	7.75%, due 4/15/28 (b)	885,365

Advertising Sales 1.0%
	Outfront Media Capital LLC /
	Outfront Media Capital Corp.
1,450,000	4.25%, due 1/15/29 (b)	1,253,576

Aerospace/Defense 1.8%
	F-Brasile SpA / F-Brasile US LLC
1,500,000	7.38%, due 8/15/26 (b)	1,210,327
	Triumph Group, Inc.
1,250,000	7.75%, due 8/15/25	1,079,487
		2,289,814
Appliances 1.0%
	WASH Multifamily
	Acquisition, Inc.
1,185,000	5.75%, due 4/15/26 (b)	1,177,392

Auto Manufacturers 1.1%
	PM General Purchaser LLC
1,575,000	9.50%, due 10/1/28 (b)	1,325,559

Auto Parts & Equipment 2.0%
	Dealer Tire LLC / DT Issuer LLC
1,506,000	8.00%, due 2/1/28 (b)	1,392,124
	Dornoch Debt Merger Sub, Inc.
1,400,000	6.63%, due 10/15/29 (b)	1,118,250
		2,510,374
Building – Heavy Construction 2.1%
	IEA Energy Services LLC
1,475,000	6.63%, due 8/15/29 (b)	1,277,844
	Railworks Holdings LP /
	Railworks Rally, Inc.
1,350,000	8.25%, due 11/15/28 (b)	1,307,208
		2,585,052
Building & Construction 1.1%
	Brundage-Bone Concrete
	Pumping Holdings, Inc.
1,350,000	6.00%, due 2/1/26 (b)	1,148,098
	INNOVATE Corp.
275,000	8.50%, due 2/1/26 (b)	261,145
		1,409,243
Building Materials 6.0%
	APi Group DE, Inc.
1,285,000	4.13%, due 7/15/29 (b)	1,110,015
	CP Atlas Buyer, Inc.
1,205,000	7.00%, due 12/1/28 (b)	990,323
	Eco Material Technologies, Inc.
1,525,000	7.88%, due 1/31/27 (b)	1,445,952
	MIWD Holdco II LLC /
	MIWD Finance Corp.
1,475,000	5.50%, due 2/1/30 (b)	1,256,136
	New Enterprise Stone & Lime Co, Inc.
1,400,000	5.25%, due 7/15/28 (b)	1,241,546
	SRM Escrow Issuer LLC
1,500,000	6.00%, due 11/1/28 (b)	1,403,025
		7,446,997
Business Support Services 0.5%
	Everi Holdings, Inc.
650,000	5.00%, due 7/15/29 (b)	578,975

Chemicals – Diversified 4.2%
	Iris Holdings, Inc.
1,345,000	8.75% Cash or 9.50% PIK,
	due 2/15/26 (b) (c)	1,270,225
	LSF11 A5 HoldCo LLC
1,400,000	6.63%, due 10/15/29 (b)	1,197,938

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – May 31, 2022 (continued)
(Unaudited)

Principal Amount		Value
Chemicals – Diversified 4.2% (continued)
	Polar US Borrower LLC /
	Schenectady International
	Group, Inc.
$1,175,000	6.75%, due 5/15/26 (b)	$945,326
	SCIH Salt Holdings, Inc.
1,000,000	4.88%, due 5/1/28 (b)	931,760
1,025,000	6.63%, due 5/1/29 (b)	919,497
		5,264,746
Chemicals – Plastics 1.1%
	Neon Holdings, Inc.
1,400,000	10.13%, due 4/1/26 (b)	1,395,639

Chemicals – Specialty 4.2%
	EverArc Escrow Sarl
1,550,000	5.00%, due 10/30/29 (b)	1,344,090
	Herens Holdco Sarl
1,500,000	4.75%, due 5/15/28 (b)	1,299,495
	SCIL IV LLC /
	SCIL USA Holdings LLC
1,350,000	5.38%, due 11/1/26 (b)	1,268,379
	Unifrax Escrow Issuer Corp.
1,450,000	5.25%, due 9/30/28 (b)	1,311,916
		5,223,880
Commercial Services 3.9%
	Alta Equipment Group, Inc.
667,000	5.63%, due 4/15/26 (b)	601,541
	CPI Acquisition, Inc.
1,404,000	8.63%, due 3/15/26 (b)	1,345,981
	NESCO Holdings II, Inc.
1,500,000	5.50%, due 4/15/29 (b)	1,360,080
	StoneMor, Inc.
1,625,000	8.50%, due 5/15/29 (b)	1,558,911
		4,866,513
Consumer Services 0.9%
	Cimpress Plc
1,335,000	7.00%, due 6/15/26 (b)	1,137,320

Containers and Packaging 0.7%
	Pactiv Evergreen Group Issuer
	LLC / Pactiv Evergreen
	Group Issuer, Inc.
950,000	4.38%, due 10/15/28 (b)	859,579

Diversified Financial Services 1.0%
	VistaJet Malta Finance PLC /
	XO Management Holding, Inc.
1,475,000	6.38%, due 2/1/30 (b)	1,256,257

Diversified Manufacturing 0.6%
	FXI Holdings, Inc.
295,000	12.25%, due 11/15/26 (b)	289,838
	Husky III Holding Ltd.
500,000	13.00% Cash or 13.75% PIK,
	due 2/15/25 (b) (c)	512,495
		802,333
Engineering & Construction 3.9%
	Arcosa, Inc.
1,500,000	4.38%, due 4/15/29 (b)	1,372,658
	Artera Services LLC
1,250,000	9.03%, due 12/4/25 (b)	989,694
	Brand Energy &
	Infrastructure Services, Inc.
1,350,000	8.50%, due 7/15/25 (b)	1,109,363
	Promontoria Holding 264 BV
1,500,000	7.88%, due 3/1/27 (b)	1,405,547
		4,877,262
Enterprise Software & Services 2.0%
	Helios Software Holdings,
	Inc. / ION Corporate
	Solutions Finance Sarl
1,625,000	4.63%, due 5/1/28 (b)	1,410,679
	Rocket Software, Inc.
1,350,000	6.50%, due 2/15/29 (b)	1,052,116
		2,462,795

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – May 31, 2022 (continued)
(Unaudited)

Principal Amount		Value
Entertainment 1.0%
	Premier Entertainment Sub
	LLC / Premier Entertainment
	Finance Corp.
$1,650,000	5.88%, due 9/1/31 (b)	$1,297,312

Environmental Control 0.8%
	Tervita Corp.
840,000	11.00%, due 12/1/25 (b)	925,550

Financial Services 1.1%
	Arrow Bidco LLC
1,391,000	9.50%, due 3/15/24 (b)	1,384,099

Food and Beverage 0.9%
	H-Food Holdings LLC /
	Hearthside Finance Co, Inc.
1,400,000	8.50%, due 6/1/26 (b)	1,143,639

Food Service 1.1%
	TKC Holdings, Inc.
1,550,000	10.50%, due 5/15/29 (b)	1,394,318

Forest and Paper Products
Manufacturing 1.1%
	Schweitzer-Mauduit
	International, Inc.
1,510,000	6.88%, due 10/1/26 (b)	1,346,746

Healthcare – Services 2.3%
	Akumin Escrow, Inc.
1,350,000	7.50%, due 8/1/28 (b)	993,012
	Hadrian Merger Sub, Inc.
603,000	8.50%, due 5/1/26 (b)	589,719
	ModivCare Escrow Issuer, Inc.
1,450,000	5.00%, due 10/1/29 (b)	1,314,447
		2,897,178
Household Products/Warehouse 0.9%
	Kronos Acquisition
	Holdings, Inc. / KIK Custom
	Products, Inc.
1,250,000	5.00%, due 12/31/26 (b)	1,133,613

Industrial – Other 1.2%
	Cleaver-Brooks, Inc.
1,600,000	7.88%, due 3/1/23 (b)	1,491,016

Iron/Steel 0.4%
	Carpenter Technology Corp.
500,000	7.63%, due 3/15/30	494,581

Machinery – Construction & Mining 0.4%
	Vertiv Group Corp.
500,000	4.13%, due 11/15/28 (b)	444,219

Machinery – Farm 0.9%
	OT Merger Corp.
1,475,000	7.88%, due 10/15/29 (b)	1,079,449

Machinery – Thermal Process 1.0%
	GrafTech Finance, Inc.
1,350,000	4.63%, due 12/15/28 (b)	1,238,166

Machinery Manufacturing 2.4%
	Granite US Holdings Corp.
1,250,000	11.00%, due 10/1/27 (b)	1,202,356
	JPW Industries Holding Corp.
1,580,000	9.00%, due 10/1/24 (b)	1,559,966
	MAI Holdings, Inc.
700,000	9.50%, due 6/1/23 (b) (d)	199,500
		2,961,822
Manufactured Goods 1.6%
	FXI Holdings, Inc.
836,000	7.88%, due 11/1/24 (b)	774,880
	Park-Ohio Industries, Inc.
1,420,000	6.63%, due 4/15/27	1,174,177
		1,949,057
Marine Transportation 0.7%
	Altera Infrastructure LP /
	Teekay Offshore Finance Corp.
1,500,000	8.50%, due 7/15/23 (b)	828,750

Media 1.0%
	Univision Communications, Inc.
1,375,000	4.50%, due 5/1/29 (b)	1,256,420

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – May 31, 2022 (continued)
(Unaudited)

Principal Amount		Value
Metals and Mining 2.1%
	SunCoke Energy, Inc.
$1,525,000	4.88%, due 6/30/29 (b)	$1,359,995
	TMS International Corp. / DE
1,500,000	6.25%, due 4/15/29 (b)	1,201,923
		2,561,918
Midstream 1.1%
	Rockpoint Gas Storage
	Canada Ltd.
1,390,000	7.00%, due 3/31/23 (b)	1,372,069

Office Automation & Equipment 2.1%
	Pitney Bowes, Inc.
1,500,000	6.88%, due 3/15/27 (b)	1,329,367
	Xerox Holdings Corp.
1,425,000	5.50%, due 8/15/28 (b)	1,307,625
		2,636,992
Oil and Gas Services 5.0%
	Archrock Partners LP / Archrock
	Partners Finance Corp.
650,000	6.88%, due 4/1/27 (b)	645,720
	CSI Compressco LP / CSI
	Compressco Finance, Inc.
1,675,000	7.50%, due 4/1/25 (b)	1,578,400
	Exterran Energy Solutions LP /
	EES Finance Corp.
1,350,000	8.13%, due 5/1/25	1,352,214
	USA Compression Partners LP /
	USA Compression Finance Corp.
985,000	6.88%, due 4/1/26	962,453
250,000	6.88%, due 9/1/27	239,427
	Welltec International ApS
1,400,000	8.25%, due 10/15/26 (b)	1,389,166
		6,167,380
Paper 2.2%
	Clearwater Paper Corp.
1,550,000	4.75%, due 8/15/28 (b)	1,397,719
	Mercer International, Inc.
1,450,000	5.13%, due 2/1/29	1,329,672
		2,727,391
Pipelines 7.5%
	Genesis Energy LP / Genesis
	Energy Finance Corp.
175,000	8.00%, due 1/15/27	172,917
1,050,000	7.75%, due 2/1/28	1,013,565
	ITT Holdings LLC
1,639,000	6.50%, due 8/1/29 (b)	1,407,245
	Martin Midstream Partners LP /
	Martin Midstream Finance Corp.
1,450,000	11.50%, due 2/28/25 (b)	1,469,754
	NGL Energy Operating LLC /
	NGL Energy Finance Corp.
1,550,000	7.50%, due 2/1/26 (b)	1,455,768
	Summit Midstream Holdings LLC /
	Summit Midstream Finance Corp.
1,475,000	5.75%, due 4/15/25	1,184,697
1,375,000	8.50%, due 10/15/26 (b)	1,323,754
	TransMontaigne Partners LP /
	TLP Finance Corp.
1,336,000	6.13%, due 2/15/26	1,307,924
		9,335,624
Publishing and Broadcasting 1.1%
	Salem Media Group, Inc.
1,385,000	6.75%, due 6/1/24 (b)	1,374,384

Radio 4.0%
	Audacy Capital Corp.
1,400,000	6.75%, due 3/31/29 (b)	875,833
	Beasley Mezzanine Holdings LLC
1,400,000	8.63%, due 2/1/26 (b)	1,213,583
	Spanish Broadcasting System, Inc.
1,580,000	9.75%, due 3/1/26 (b)	1,470,893
	Urban One, Inc.
1,400,000	7.38%, due 2/1/28 (b)	1,324,120
		4,884,429

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – May 31, 2022 (continued)
(Unaudited)

Principal Amount/
Shares		Value
Real Estate 1.0%
	GEO Group, Inc.
$1,350,000	5.13%, due 4/1/23	$1,284,437

REITs – Storage 1.0%
	Iron Mountain, Inc.
250,000	5.00%, due 7/15/28 (b)	243,725
1,000,000	5.25%, due 7/15/30 (b)	960,300
		1,204,025
Rental Auto/Equipment 1.1%
	PROG Holdings, Inc.
1,500,000	6.00%, due 11/15/29 (b)	1,332,172

Retail – Office Supplies 1.4%
	Staples, Inc.
1,035,000	7.50%, due 4/15/26 (b)	959,859
900,000	10.75%, due 4/15/27 (b)	739,607
		1,699,466
Retail – Propane Distribution 1.1%
	Ferrellgas LP / Ferrellgas
	Finance Corp.
1,600,000	5.88%, due 4/1/29 (b)	1,393,176

Tobacco Manufacturing 1.0%
	Vector Group Ltd.
1,375,000	5.75%, due 2/1/29 (b)	1,239,968

Transportation Services 2.2%
	Bristow Group, Inc.
1,400,000	6.88%, due 3/1/28 (b)	1,331,278
	First Student Bidco, Inc. /
	First Transit Parent, Inc.
1,600,000	4.00%, due 7/31/29 (b)	1,421,680
		2,752,958
Water 1.2%
	Solaris Midstream Holdings LLC
1,500,000	7.63%, due 4/1/26 (b)	1,502,769

Wireline Telecommunications Services 0.5%
	Intrado Corp.
660,000	5.38%, due 7/15/22 (b)	650,100
Total Corporate Bonds
(cost $130,046,194)		116,993,864

BANK LOANS 0.2%

Building Materials 0.2%
232,414	Northwest Hardwoods
	Secured Term Loan	227,766
Total Bank Loans
(cost $218,212)		227,766

MONEY MARKET FUND 3.7%
4,612,252	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 0.60% (a)	4,612,252
Total Money Market Fund
(cost $4,612,252)		4,612,252
Total Investments
(cost $135,013,675)	98.3%	122,073,562
Other Assets less Liabilities	1.7%	2,154,905
TOTAL NET ASSETS	100.0%	$124,228,467

(a)	Rate shown is the 7-day annualized yield as of May 31, 2022.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  As of May 31, 2022, the value of these investments was $105,398,311 or 84.84% of total net assets.

(c)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
(d)
Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs. As of May 31, 2022, the total value of fair valued securities was $439,180 or 0.35% of total net assets.

(e)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Assets and Liabilities – May 31, 2022
(Unaudited)

	BBB	MBS	High Yield
	Bond Fund	Bond Fund	(MACS) Fund
Assets:
Investments in securities, at value
(cost $262,964,682, $63,672,121, and $135,013,675, respectively)	$235,398,020	$60,633,452	$122,073,562
Receivable for fund shares sold	15,082	24,444	3
Interest receivable	2,334,223	116,186	2,194,862
Due from investment adviser (Note 4)	—	31,305	—
Prepaid expenses	17,629	14,709	28,232
Total assets	237,764,954	60,820,096	124,296,659

Liabilities:
Payable for securities purchased	—	3,482,031	—
Payable for fund shares redeemed	50,587	4,126	—
Administration fees	38,864	19,818	21,985
Custody fees	6,884	6,525	4,270
Transfer agent fees and expenses	12,712	10,755	6,155
Fund accounting fees	27,593	8,233	15,040
Audit fees	10,818	10,818	10,818
Chief Compliance Officer fee	2,695	2,695	2,695
Trustees’ fees and expenses	1,039	1,120	962
Accrued expenses	7,957	6,875	6,267
Total liabilities	159,149	3,552,996	68,192
Net Assets	$237,605,805	$57,267,100	$124,228,467

Net Assets Consist of:
Paid-in capital	$268,226,789	$62,044,014	$137,491,026
Total distributable deficit	(30,620,984)	(4,776,914)	(13,262,559)
Net Assets	$237,605,805	$57,267,100	$124,228,467

Net Asset Value, Offering Price and Redemption Price Per Share	$8.60	$8.82	$8.64

Shares Issued and Outstanding
(Unlimited number of shares authorized, par value $0.01)	27,623,580	6,489,778	14,383,926

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Operations – Six Months Ended May 31, 2022
(Unaudited)

	BBB	MBS	High Yield
	Bond Fund	Bond Fund	(MACS) Fund
Investment Income:
Interest	$4,204,876	$485,185	$4,596,272
Total investment income	4,204,876	485,185	4,596,272

Expenses:
Administration fees (Note 4)	66,406	44,479	47,236
Transfer agent fees and expenses (Note 4)	39,392	18,247	13,974
Fund accounting fees (Note 4)	37,225	10,166	19,956
Registration fees	16,779	13,078	10,045
Custody fees (Note 4)	12,383	9,090	6,998
Audit fees	10,934	10,934	10,934
Trustees’ fees and expenses	7,335	7,272	7,352
Chief Compliance Officer fee (Note 4)	5,505	5,505	5,505
Miscellaneous	4,611	3,987	4,529
Reports to shareholders	4,453	2,970	2,964
Legal fees	3,316	3,316	3,321
Insurance	3,133	1,710	2,029
Interest expense (Note 6)	29	—	—
Total expenses	211,501	130,754	134,843
Less: Expense reimbursement from adviser (Note 4)	—	(63,389)	—
Net expenses	211,501	67,365	134,843
Net investment income	3,993,375	417,820	4,461,429

Realized and Unrealized Loss on Investments
Net realized loss on investments	(1,323,739)	(692,164)	(450,266)
Net change in unrealized
appreciation/(depreciation) on investments	(37,835,860)	(3,968,726)	(12,018,676)
Net loss on investments	(39,159,599)	(4,660,890)	(12,468,942)
Net decrease in net assets resulting from operations	$(35,166,224)	$(4,243,070)	$(8,007,513)

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2022	Year Ended
	(Unaudited)	November 30, 2021
Increase/(Decrease) in Net Assets From Operations:
Net investment income	$3,993,375	$8,370,015
Net realized gain/(loss) on investments	(1,323,739)	1,013,377
Net change in unrealized appreciation/(depreciation) on investments	(37,835,860)	(10,860,643)
Net decrease in net assets resulting from operations	(35,166,224)	(1,477,251)

Distributions Paid to Shareholders:
Net dividends and distributions to shareholders	(4,002,354)	(8,386,268)
Total dividends and distributions	(4,002,354)	(8,386,268)

Capital Share Transactions:
Net proceeds from shares sold	13,967,582	62,845,536
Distributions reinvested	3,718,939	7,813,505
Payment for shares redeemed	(37,594,393)	(50,219,174)
Net increase/(decrease) in net assets from capital share transactions	(19,907,872)	20,439,867
Total increase/(decrease) in net assets	(59,076,450)	10,576,348

Net Assets, Beginning of period	296,682,255	286,105,907
Net Assets, End of period	$237,605,805	$296,682,255

Transactions in Shares:
Shares sold	1,508,554	6,250,540
Shares issued on reinvestment of distributions	405,610	779,458
Shares redeemed	(4,055,080)	(5,002,238)
Net increase/(decrease) in shares outstanding	(2,140,916)	2,027,760

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2022	Year Ended
	(Unaudited)	November 30, 2021
Increase/(Decrease) in Net Assets From Operations:
Net investment income	$417,820	$458,097
Net realized gain/(loss) on investments	(692,164)	172,635
Net change in unrealized appreciation/(depreciation) on investments	(3,968,726)	(1,147,300)
Net decrease in net assets resulting from operations	(4,243,070)	(516,568)

Distributions Paid to Shareholders:
Net dividends and distributions to shareholders	(469,987)	(652,838)
Total dividends and distributions	(469,987)	(652,838)

Capital Share Transactions:
Net proceeds from shares sold	5,080,559	25,444,468
Distributions reinvested	396,886	578,178
Payment for shares redeemed	(3,893,325)	(39,320,666)
Net increase/(decrease) in net assets from capital share transactions	1,584,120	(13,298,020)
Total decrease in net assets	(3,128,937)	(14,467,426)

Net Assets, Beginning of period	60,396,037	74,863,463
Net Assets, End of period	$57,267,100	$60,396,037

Transactions in Shares:
Shares sold	555,480	2,641,148
Shares issued on reinvestment of distributions	43,680	60,030
Shares redeemed	(425,913)	(4,093,655)
Net increase/(decrease) in shares outstanding	173,247	(1,392,477)

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2022	Year Ended
	(Unaudited)	November 30, 2021
Increase/(Decrease) in Net Assets From Operations:
Net investment income	$4,461,429	$8,931,589
Net realized gain/(loss) on investments	(450,266)	3,321,318
Net change in unrealized appreciation/(depreciation) on investments	(12,018,676)	(2,205,141)
Net increase/(decrease) in net assets resulting from operations	(8,007,513)	10,047,766

Distributions Paid to Shareholders:
Net dividends and distributions to shareholders	(6,591,762)	(8,951,519)
Total dividends and distributions	(6,591,762)	(8,951,519)

Capital Share Transactions:
Net proceeds from shares sold	1,082,142	2,632,929
Distributions reinvested	6,536,591	8,645,006
Payment for shares redeemed	(606,482)	(354,859)
Net increase in net assets from capital share transactions	7,012,251	10,923,076
Total increase/(decrease) in net assets	(7,587,024)	12,019,323

Net Assets, Beginning of period	131,815,491	119,796,168
Net Assets, End of period	$124,228,467	$131,815,491

Transactions in Shares:
Shares sold	111,317	270,389
Shares issued on reinvestment of distributions	703,546	879,616
Shares redeemed	(63,733)	(35,903)
Net increase in shares outstanding	751,130	1,114,102

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Financial Highlights

	Six Months
	Ended
	May 31, 2022		Year Ended November 30,
	(Unaudited)		2021	2020	2019	2018	2017
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$9.97		$10.32	$9.76	$8.67	$9.35	$9.07

Income From Investment Operations:
Net investment income	0.14		0.28	0.33	0.37	0.37	0.35
Net realized and unrealized gain/(loss) on investments	(1.37)		(0.35)	0.56	1.09	(0.68)	0.28
Total from investment operations	(1.23)		(0.07)	0.89	1.46	(0.31)	0.63

Less Distributions:
Distributions from net investment income	(0.14)		(0.28)	(0.33)	(0.37)	(0.37)	(0.35)
Total distributions	(0.14)		(0.28)	(0.33)	(0.37)	(0.37)	(0.35)

Net asset value, end of period	$8.60		$9.97	$10.32	$9.76	$8.67	$9.35

Total Return	-12.41	%++	-0.61%	9.37%	17.10%	-3.44%	7.10%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$237,606		$296,682	$286,106	$142,283	$148,575	$206,654
Ratio of expenses to average net assets:
Net of expense reimbursement	0.16	%+	0.15%	0.17%	0.19%	0.16%	0.15%
Before expense reimbursement	0.16	%+	0.15%	0.17%	0.20%	0.17%	0.17%
Ratio of net investment income to average net assets:
Net of expense reimbursement	3.01	%+	2.83%	3.41%	3.97%	3.97%	3.81%
Before expense reimbursement	3.01	%+	2.83%	3.41%	3.96%	3.96%	3.79%
Portfolio turnover rate	6	%++	20%	36%	20%	15%	11%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Financial Highlights

	Six Months
	Ended
	May 31, 2022		Year Ended November 30,
	(Unaudited)		2021	2020	2019	2018	2017
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$9.56		$9.71	$9.57	$9.17	$9.49	$9.56

Income From Investment Operations:
Net investment income	0.06		0.08	0.17	0.26	0.24	0.25
Net realized and unrealized gain/(loss) on investments	(0.73)		(0.15)	0.19	0.42	(0.31)	(0.05)
Total from investment operations	(0.67)		(0.07)	0.36	0.68	(0.07)	0.20

Less Distributions:
Distributions from net investment income	(0.07)		(0.08)	(0.22)	(0.28)	(0.25)	(0.27)
Total distributions	(0.07)		(0.08)	(0.22)	(0.28)	(0.25)	(0.27)

Net asset value, end of period	$8.82		$9.56	$9.71	$9.57	$9.17	$9.49

Total Return	-6.99	%++	-0.73%	3.77%	7.53%	-0.72%	2.09%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$57,267		$60,396	$74,863	$69,730	$60,204	$69,719
Ratio of expenses to average net assets:
Net of expense reimbursement	0.23	%+	0.23%	0.23%	0.23%	0.21%	0.17%
Before expense reimbursement	0.45	%+	0.31%	0.36%	0.36%	0.34%	0.39%
Ratio of net investment income to average net assets:
Net of expense reimbursement	1.43	%+	0.56%	1.74%	2.73%	2.53%	2.49%
Before expense reimbursement	1.21	%+	0.48%	1.61%	2.60%	2.40%	2.27%
Portfolio turnover rate	116	%++	680%	171%	20%	239%	151%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Financial Highlights

	Six Months
	Ended		Year Ended November 30,			December 26, 2017*
	May 31, 2022					through
	(Unaudited)		2021	2020	2019	November 30, 2018
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$9.67		$9.57	$9.42	$9.44	$10.00

Income From Investment Operations:
Net investment income	0.32		0.68	0.64	0.64	0.56
Net realized and unrealized gain/(loss) on investments	(0.88)		0.10	0.15	0.02	(0.56)
Total from investment operations	(0.56)		0.78	0.79	0.66	0.00

Less Distributions:
Distributions from net investment income	(0.32)		(0.68)	(0.64)	(0.64)	(0.56)
Distributions from net realized gains on investments	(0.15)		—	(0.02)	(0.04)	—
Total distributions	(0.47)		(0.68)	(0.66)	(0.68)	(0.56)
Increase from payment made by affiliate
and administrator due to operational error	—		—	0.02	—	—

Net asset value, end of period	$8.64		$9.67	$9.57	$9.42	$9.44

Total Return	-6.02	%++	8.31%	9.25%^	7.21%	-0.07	%++

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$124,228		$131,815	$119,796	$79,915	$73,794
Ratio of expenses to average net assets:
Net of expense reimbursement	0.21	%+	0.20%	0.24%	0.25%	0.23	%+
Before expense reimbursement	0.21	%+	0.20%	0.24%	0.28%	0.30	%+
Ratio of net investment income to average net assets:
Net of expense reimbursement	6.87	%+	6.91%	7.11%	6.72%	6.23	%+
Before expense reimbursement	6.87	%+	6.91%	7.11%	6.69%	6.16	%+
Portfolio turnover rate	12	%++	70%	51%	36%	22	%++

*	Commencement of operations.
+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.
^
Includes increase from payment made by affiliate and administrator due to operational error. Refer to Note 10 for further details. Had the Fund not received the payment, total return would have been 9.02%.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Notes to Financial Statements – May 31, 2022
(Unaudited)

Note 1 – Organization
The PIA BBB Bond Fund, the PIA MBS Bond Fund and the PIA High Yield (MACS) Fund (the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Currently, the Funds offer the Managed Account Completion Shares (MACS) class.  Each of the Funds is diversified and has separate assets and liabilities and differing investment objectives.  The investment objective of the PIA BBB Bond Fund (the “BBB Bond Fund”) is to seek to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard and Poor’s Ratings Services, the Baa category by Moody’s Investors Services, Inc. or the BBB category by Fitch Ratings, Inc.  The investment objective of the PIA MBS Bond Fund (the “MBS Bond Fund”) is to seek to provide a total rate of return that exceeds the Bloomberg Barclays U.S. MBS Fixed Rate Index. The investment objective of the PIA High Yield (MACS) Fund (the “High Yield (MACS) Fund”) is to seek a high level of current income. The BBB Bond Fund and the MBS Bond Fund commenced operations on September 25, 2003 and February 28, 2006, respectively. The High Yield (MACS) Fund commenced operations on December 26, 2017, prior to which, its only activity was a transfer in-kind of securities and cash. This transfer in-kind was nontaxable, whereby the Fund issued 6,563,978 shares on December 26, 2017. The fair value and cost of securities received by the Fund was $61,624,087 and $60,648,008, respectively. In addition, the Fund received $4,015,697 of cash and interest receivable. For financial reporting purposes, assets received, and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Only authorized investment advisory clients of Pacific Income Advisers, Inc. are eligible to invest in the Funds.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations. The Funds are required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds’ net asset values if the Funds make such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Funds to “rollover” their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

PIA Funds
Notes to Financial Statements – May 31, 2022 (continued)
(Unaudited)

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Each Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on a first in, first out basis.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Paydown gains and losses on mortgage-related and other asset-based securities are recorded as components of interest income on the Statement of Operations.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount and character of income and net realized gains to be distributed are determined in accordance with federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial

PIA Funds
Notes to Financial Statements – May 31, 2022 (continued)
(Unaudited)

statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Accounting Pronouncements – In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”).  Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  The Funds do not currently enter into derivatives transactions.  Management is currently evaluating the potential impact of Rule 18f-4 on the Funds.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Funds will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of May 31, 2022, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

Note 3 – Securities Valuation
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in

PIA Funds
Notes to Financial Statements – May 31, 2022 (continued)
(Unaudited)

valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.  The Funds’ investments are carried at fair value.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in Level 2 of the fair value hierarchy.

Bank Loan Obligations – Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans. These securities will generally be classified in Level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

All foreign securities owned by the Funds are U.S. dollar denominated.

PIA Funds
Notes to Financial Statements – May 31, 2022 (continued)
(Unaudited)

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in Level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in Level 2 of the fair value hierarchy.

Equity Securities – Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Restricted Securities – The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At May 31, 2022, the Funds held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Funds at May 31, 2022.

The Board of Trustees (“Board) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Funds’ administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value

PIA Funds
Notes to Financial Statements – May 31, 2022 (continued)
(Unaudited)

by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2022:

BBB Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$221,771,071	$—	$221,771,071
Sovereign Bonds	—	12,447,867	—	12,447,867
Total Fixed Income	—	234,218,938	—	234,218,938
Money Market Fund	1,179,082	—	—	1,179,082
Total Investments	$1,179,082	$234,218,938	$—	$235,398,020

MBS Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities	$—	$1,268,491	$—	$1,268,491
Commercial Mortgage-Backed Securities	—	1,867,932	—	1,867,932
Mortgage-Backed Securities –
U.S. Government Agencies	—	50,810,620	—	50,810,620
Total Fixed Income	—	53,947,043	—	53,947,043
Money Market Fund	1,188,319	—	—	1,188,319
U.S. Treasury Bills	—	5,498,090	—	5,498,090
Total Investments	$1,188,319	$59,445,133	$—	$60,633,452

High Yield (MACS) Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$239,680	$239,680
Fixed Income
Corporate Bonds	—	116,794,364	199,500	116,993,864
Bank Loans	—	227,766	—	227,766
Total Fixed Income	—	117,022,130	199,500	117,221,630
Money Market Fund	4,612,252	—	—	4,612,252
Total Investments	$4,612,252	$117,022,130	$439,180	$122,073,562

Refer to each Fund’s schedule of investments for a detailed break-out of securities by industry classification.

PIA Funds
Notes to Financial Statements – May 31, 2022 (continued)
(Unaudited)

The following is a reconciliation of the MBS Bond Fund’s Level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
Mortgage-Backed Securities
Balance as of November 30, 2021	$439,450
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(16,938)
Purchases	—
Sales	—
Transfers in and/or out of Level 3	(422,512)
Balance as of May 31, 2022	$—

The following is a reconciliation of the High Yield (MACS) Fund’s Level 3 investments for which significant unobservable inputs were used in determining value.

	Investments in Securities, at Value
	Common Stocks	Corporate Bonds
Balance as of November 30, 2021	$173,768	$147,000
Accrued discounts/premiums	—	2,337
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	$65,912	50,163
Purchases	—	—
Sales	—	—
Transfers in and/or out of Level 3	—	—
Balance as of May 31, 2022	$239,680	$199,500

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at May 31, 2022, and still classified as Level 3 was $116,075.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are becoming more widely available, the ultimate economic fallout from the pandemic, amid the spread of COVID-19 variants, and the long-term impact on economies, markets, industries and individual companies are not known. The operational and financial performance of individual companies and the market in general depends on future developments, including the duration and spread of any future outbreaks and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Funds have investment advisory agreements with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.

PIA Funds
Notes to Financial Statements – May 31, 2022 (continued)
(Unaudited)

Under the agreement, the Funds do not pay the Adviser an investment advisory fee.  However, investors in the Funds will be charged investment advisory fees by the Adviser and persons other than the Adviser.  Clients of PIA pay PIA an investment advisory fee to manage their assets, including assets invested in the Funds.  Participants in “wrap-fee” programs pay fees to the program sponsor, who in turn pays fees to the Adviser.

The Funds are responsible for their own operating expenses. PIA has temporarily agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses (excluding acquired fund fees and expenses) to the extent necessary to limit each Fund’s aggregate annual operating expenses as a percent of average daily net assets as follows:

BBB Fund	0.19%
MBS Fund	0.23%
High Yield (MACS) Fund	0.25%

The Adviser may not recoup amounts subject to the temporary expense limitation in future periods. For the six months ended May 31, 2022, the Adviser absorbed Fund expenses in the amount of $0, $63,389, and $0 for the BBB Bond Fund, the MBS Bond Fund and the High Yield (MACS) Fund, respectively.

Fund Services serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds.  The Custodian is an affiliate of Fund Services.  Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services.  Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the six months ended May 31, 2022, are disclosed in the Statements of Operations.

The BBB Bond Fund, the MBS Bond Fund and the High Yield (MACS) Fund have entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The BBB Bond Fund, the MBS Bond Fund, and the High Yield (MACS) Fund expensed $2,356, $2,186, and $15, respectively, of sub-transfer agent fees during the six months ended May 31, 2022. These fees are included in the transfer agent fees and expenses amount disclosed in the Statements of Operations.

Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC (“Foreside”).

Note 5 – Purchases and Sales of Securities
For the six months ended May 31, 2022, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Non-Government		Government
	Purchases	Sales	Purchases	Sales
BBB Bond Fund	$11,323,064	$23,036,415	$3,413,568	$6,988,191
MBS Bond Fund	—	17,115	67,454,217	62,335,608
High Yield (MACS) Fund	18,277,782	14,575,248	—	—

PIA Funds
Notes to Financial Statements – May 31, 2022 (continued)
(Unaudited)

Note 6 – Line of Credit
The BBB Bond Fund, the MBS Bond Fund and the High Yield (MACS) Fund have a secured line of credit in the amount of $15,000,000, $8,000,000 and $15,000,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the six months ended May 31, 2022, the BBB Fund drew on its line of credit. The Fund had an outstanding average daily balance of $3,741, paid a weighted average interest rate of 3.78%, and incurred interest expense of $29. The maximum amount outstanding for the BBB Fund during the six months ended May 31, 2022 was $285,000. At May 31, 2022, the Fund had no outstanding loan amount. The MBS Fund and the High Yield (MACS) Fund did not draw upon their line of credit.

Note 7 – Federal Income Tax Information
The tax character of distributions paid during the six months ended May 31, 2022 and the year ended November 30, 2021 were as follows:

	BBB Bond Fund		MBS Bond Fund		High Yield (MACS) Fund
	May 31, 2022	Nov. 30, 2021	May 31, 2022	Nov. 30, 2021	May 31, 2022	Nov. 30, 2021
Ordinary income	$4,002,354	$8,386,268	$469,987	$652,838	$6,591,762	$8,951,519

As of November 30, 2021, the Funds’ most recently completed fiscal year end, the components of capital on a tax basis were as follows:

	BBB	MBS	High Yield
	Bond Fund	Bond Fund	(MACS) Fund
Cost of investments (a)	$280,980,708	$88,597,247	$130,344,801
Gross unrealized appreciation	14,676,657	1,031,027	2,682,618
Gross unrealized depreciation	(4,423,976)	(100,970)	(3,604,055)
Net unrealized appreciation/(depreciation) (a)	10,252,681	930,057	(921,437)
Undistributed ordinary income	113,334	31,434	2,258,153
Undistributed long-term capital gain	—	—	—
Total distributable earnings	113,334	31,434	2,258,153
Other accumulated gains/(losses)	(1,818,421)	(1,025,348)	—
Total accumulated earnings/(losses)	$8,547,594	$(63,857)	$1,336,716

(a)	The difference between book-basis and tax-basis net unrealized appreciation/(depreciation) in the Funds is attributable primarily to wash sales.

PIA Funds
Notes to Financial Statements – May 31, 2022 (continued)
(Unaudited)

At November 30, 2021, the Funds’ most recently completed fiscal year end, the BBB Bond Fund, the MBS Bond Fund and the High Yield (MACS) Fund had tax short-term capital losses and tax long-term capital losses, which may be carried over indefinitely to offset future gains, as follows:

	BBB	MBS	High Yield
	Bond Fund	Bond Fund	(MACS) Fund
Short-term capital losses	$1,017,989	$697,267	$—
Long-term capital losses	800,432	328,081	—

The BBB Bond Fund and the High Yield (MACS) Fund utilized $739,005 and $1,125,240, respectively, of long-term capital loss carryover during the year ended November 30, 2021.

Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect the Funds’ net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.  For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

•
Interest Rate Risk. The value of a Fund’s investments in fixed-income securities will change based on changes in interest rates.  If interest rates increase, the value of these investments generally declines.  Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Funds may not be able to make interest or principal payments.

PIA Funds
Notes to Financial Statements – May 31, 2022 (continued)
(Unaudited)

•
Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Funds. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

BBB Bond Fund

•
High Yield Securities Risk. The BBB Bond Fund may hold high yield securities as a result of credit rating downgrades.  Securities with ratings lower than BBB or Baa are known as “high yield” securities (commonly known as “junk bonds”).  High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

•
Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.  These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties.  In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

MBS Bond Fund

•
ETF and Mutual Fund Risk. When the MBS Bond Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

•
Extension Risk. An issuer may pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected.  This may happen during a period of rising interest rates.  Under these circumstances, the value of the obligation will decrease.

•
Risks Associated with Mortgage-Backed Securities. These risks include General Market Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above).  During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

PIA Funds
Notes to Financial Statements – May 31, 2022 (continued)
(Unaudited)

•
Risks associated with Real Estate and Regulatory Actions. Although some of the securities in the Fund are expected to either have a U.S. government sponsored entity guarantee or be AAA rated by any NSRSO, if real estate experiences a significant price decline, this could adversely affect the prices of the securities the Fund owns.  In addition, any adverse regulatory action could impact the prices of the securities the Fund owns.

•
Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
TBA Securities Risk. In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered. Instead, the seller agrees to accept any security that meets specified terms. TBA transactions involve the risk that the securities received may have less favorable characteristics than what was anticipated when the Adviser entered into the transaction. Adviser accounts with TBA securities are also subject to counterparty risk and will be exposed to changes in the value of the underlying investments during the term of the agreement.

•
Dollar Roll Risk. Dollar rolls involve the risk that the MBS Bond Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the buyer files for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation. In addition, the Fund earns interest by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in the Fund’s portfolio.

•
Risks Associated with Inflation and Deflation. Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation.

•
Government-Sponsored Entities Risk. Securities issued or guaranteed by government-sponsored entities, including GNMA, FNMA, and FHLMC, may not be guaranteed or insured by the U.S. government and may only be supported by the credit of the issuing agency.

•
Asset-Backed Securities Risks. These risks include Market and Regulatory Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above). Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates.

High Yield (MACS) Fund

•
High Yield Securities Risk. High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk. High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

•
Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

PIA Funds
Notes to Financial Statements – May 31, 2022 (continued)
(Unaudited)

•
Convertible Securities Risk. Convertible securities are subject to the risks of both debt securities and equity securities.  The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

•
Foreign and Emerging Market Securities Risk.  Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets.  Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.  These risks are magnified in countries in “emerging markets.”  Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties.  In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

•
Loan Participation and Assignment Risk. Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Bank loans (i.e., loan participations and assignments), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.

•
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities.  Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

Note 9 – Control Ownership
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. The following table reflects shareholders that maintain accounts of more than 25% of the voting securities of a Fund as of May 31, 2022:

Fund	Shareholder	Percent of Shares Held
BBB Bond Fund	Wells Fargo LLC	44.73%
MBS Bond Fund	Morgan Stanley LLC	35.11%
High Yield (MACS) Fund	First Hawaiian Bank	95.17%

Note 10 – Reimbursement for Error
On September 18, 2020, the High Yield (MACS) Fund received a reimbursement of $199,712 from the Adviser and Administrator related to a corporate action instruction error during the year ended November 30, 2020. The net reimbursement comprises the “net increase from payment by affiliate and administrator due to operational error” in the Statement of Changes in Net Assets. Due to a miscommunication, the tender offer for the Martin Midstream corporate action was not processed correctly. This resulted in the Fund’s position being tendered rather than exchanged.

Note 11 – Change in Trustees and Officers
Mr. Joe Redwine became the Audit Chairman of the Board effective January 1, 2022.

Ms. Michelle Sanville-Seebold resigned as Deputy Chief Compliance Officer effective May 27, 2022.

PIA Funds
Notice to Shareholders – May 31, 2022
(Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Funds’ Form N-PORT is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Funds’ transfer agent toll free at 1-800-251-1970 to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

PIA Funds
Approval of Investment Advisory Agreements
(Unaudited)

At meetings held on October 18 and December 7-8, 2021, the Board (which is comprised of four persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Pacific Income Advisers, Inc. (the “Adviser”) on behalf of the PIA BBB Bond Fund (the “BBB Fund”), the PIA MBS Bond Fund (the “MBS Fund”), and the PIA High Yield (MACS) Fund (the “High Yield (MACS) Fund”) (collectively, the “Funds”). At both meetings, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreements. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENTS.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, liquidity risk management program, business continuity plan, and risk management process. Additionally, the Board considered how the Adviser’s business continuity plan has operated throughout the COVID-19 pandemic. The Board further considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser via videoconference to discuss each Fund’s performance and investment outlook as well as various marketing and compliance topics. The Board took into account that all shareholders of the Funds are advisory clients of the Adviser and that the Funds are used as investment options to fulfill investment mandates for such clients. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that they were satisfied with the nature, overall quality and extent of such management services.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of each Fund as of June 30, 2021, on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, and a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”). While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing a Fund’s performance against broad market benchmarks, the

PIA Funds
Approval of Investment Advisory Agreements (continued)
(Unaudited)

Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks.  In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

BBB Fund: The Board noted that the BBB Fund underperformed its Morningstar peer group average for the one-year period and outperformed for the three-, five-, and ten-year periods ended June 30, 2021. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark and its Cohort average, noting that it had underperformed each for the one-, three-, five-, and ten-year periods ended June 30, 2021.

The Board considered that the Adviser does not manage any other accounts with a similar strategy to that of the BBB Fund.

MBS Fund: The Board noted that the MBS Fund outperformed the Morningstar peer group average for the one-, five-, and ten-year periods and underperformed for the three-year period ended June 30, 2021. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had outperformed its benchmark index for the one-year period and underperformed for the three-, five-, and ten-year periods ended June 30, 2021. The Board also considered the MBS Fund’s performance compared to its Cohort. The Fund outperformed its Cohort average for the one-, five, and ten-year periods and below the average for the three-year period ended June 30, 2021.

The Board considered that the Adviser does not manage any other accounts with a similar strategy to that of the MBS Fund.

High Yield (MACS) Fund: The Board noted that the High Yield (MACS) Fund outperformed the Morningstar peer group average for the one- and three-year periods ended June 30, 2021.  The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had outperformed its benchmark index for the one- and three-year periods ended June 30, 2021.  The Board also considered that the Fund outperformed its Cohort average over the one- and three-year periods.

The Board also considered any differences in performance between the similarly managed accounts of the Adviser and the performance of the Fund, noting that the Fund had outperformed its similarly managed account composite for the one- and three-year periods.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENTS.  In considering the advisory fee and total fees and expenses of each of the Funds, the Board reviewed comparisons to the peer funds and the Adviser’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements.  The Board also considered that the Adviser does not manage any other accounts with strategies similar to that of the BBB Fund and MBS Fund.

BBB Fund: The Board noted that the Fund’s total net expense ratio and management fee were below its Morningstar peer group and Cohort median and average.  The Board noted that the Adviser does not charge management fees to the BBB Fund.  The Board recognized that clients of the Adviser pay the Adviser an

PIA Funds
Approval of Investment Advisory Agreements (continued)
(Unaudited)

investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including on assets invested in the BBB Fund.

MBS Fund: The Board noted that the Fund’s total net expense ratio and management fee were below its Morningstar peer group and Cohort median and average.  The Board also noted that the Adviser does not charge management fees to the MBS Fund.  The Board recognized that clients of the Adviser pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including on assets invested in the MBS Fund.

High Yield (MACS) Fund: The Board noted that the Fund’s total net expense ratio and management fee were below its Morningstar peer group and Cohort median and average.  The Board also noted that the Adviser does not charge management fees to the High Yield (MACS) Fund.  The Board recognized that clients of the Adviser will pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including on assets invested in the High Yield Fund.

The Board determined that it would continue to monitor the appropriateness of the advisory fee for the Funds and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders.  The Board noted that since the Adviser does not charge a management fee to the Funds, and has temporarily agreed to absorb all but 0.19%, 0.23% and 0.25% of the BBB Fund’s, MBS Fund’s and High Yield (MACS) Fund’s ordinary operating expenses through March 31, 2022, respectively, it did not appear that there were any additional significant economies of scale being realized by the Adviser. The Board noted that at current asset levels, it did not appear that there were additional economies of scale being realized by the Adviser and concluded that it would continue to monitor in the future as circumstances changed.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional material benefits derived by the Adviser from its relationship with the Funds, including the advisory fees it received from the wrap programs and other advisory accounts associated with assets invested in the Funds. The Board also considered that the Funds do not charge any Rule 12b-1 fees or utilize “soft dollars.”  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreements was not excessive, and that the Adviser had maintained adequate profit levels to support the services that it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements for the BBB Fund, MBS Fund, and High Yield (MACS) Fund, but rather the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Funds.  The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreements for the BBB Fund, MBS Fund, and High Yield (MACS) Fund would be in the best interests of the Funds and their shareholders.

(This Page Intentionally Left Blank.)

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI  53202

Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA  19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY  10019

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

PIA Short-Term
Securities Fund

Semi-Annual Report
May 31, 2022

PIA Short-Term Securities Fund

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the six-month period from December 1, 2021 through May 31, 2022, regarding the PIA Short-Term Securities Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.

For the six months ended May 31, 2022, the total return for the Fund, including the reinvestment of dividends and capital gains, was -1.61%. The Fund’s return was below the Fund’s benchmark, the ICE BofA 1-Year U.S. Treasury Note Index, which returned -0.88% for the same period.

During the reporting period, the Fund had a shorter duration relative to the benchmark. The Fund’s underperformance versus the benchmark is primarily attributable to the Fund’s overweight in investment grade debt securities, which generated negative excess returns versus equivalent duration Treasuries during the reporting period.

The Fund’s investment objective is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.

As stated in the most recently filed prospectus, the Fund’s gross expense ratio is 0.43% and the Fund’s net expense ratio is 0.39%. PIA has contractually agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that the Total Annual Fund Operating Expenses After Fee Waiver (excluding acquired fund fees and expenses) do not exceed 0.39% of the Fund’s average daily net assets through at least March 29, 2023. The net expense is what the investor has paid.

Bond Market in Review

The Federal Open Market Committee voted to raise the Federal Funds rate twice during the reporting period, by 25 basis points in March and 50 basis points in May, in order to combat increasing inflation.  The yields on 1-year, 2-year and 3-year Treasuries increased substantially by 183, 199 and 189 basis points, respectively, and the yields on 5-year, 10-year and 30-year Treasuries increased by 166, 140 and 125 basis points, respectively, during the reporting period. The average credit spread on investment grade corporate bonds increased from 99 to 130 basis points and the average option-adjusted spread on fixed rate agency mortgage-backed securities was unchanged at the end of the reporting period at 34 basis points, with some interim volatility.

Please take a moment to review the Fund’s statements of assets and liabilities and the results of operations for the six-month period ended May 31, 2022. We look forward to reporting to you again with the annual report dated November 30, 2022.

Lloyd McAdams
President and Portfolio Manager
Pacific Income Advisers, Inc.

1

PIA Short-Term Securities Fund

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Fund’s investment adviser, are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.  The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments.  The risk of owning an exchange-traded fund (“ETF”) or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. It will also bear additional expenses, including operating expenses, brokerage costs and the potential duplication of management fees.

Diversification does not assure a profit or protect against risk in a declining market.

The ICE BofA 1-Year U.S. Treasury Note Index (the “Index”) is an unmanaged index presented for comparative purposes only.  The Index is comprised of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month.  At the end of the month, that issue is sold and rolled into a newly selected issue.  You cannot invest directly in an index.

Gross Domestic Product is the amount of goods and services produced in a year, in a country.

Consumer Price Index measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Duration is the measure of the sensitivity of the price of a fixed income security to a change in interest rates, expressed in number of years.

Basis point equals 1/100th of 1%.

Credit Spread is the difference in yield between a corporate bond and a similar maturity U.S. Treasury bond. It is the compensation investors receive for accepting credit risk of a corporate bond.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.

Option-Adjusted Spread is the spread earned over Treasuries, measured over multiple possible future interest rate scenarios, after accounting for the value of the embedded option in the security, which in the case of MBS, gives mortgage holders the option to either refinance or repay early.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

2

PIA Short-Term Securities Fund
Expense Example – May 31, 2022
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Short-Term Securities Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/21 – 5/31/22).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 12/1/21	Value 5/31/22	Period 12/1/21 – 5/31/22*
Actual	$1,000.00	$ 983.90	$1.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.99	$1.97

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the Fund is 0.39%.

3

PIA Short-Term Securities Fund
Allocation of Portfolio Assets – May 31, 2022
(Unaudited)

Investments by Type
As a Percentage of Total Investments

4

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2022
(Unaudited)

Principal Amount		Value
ASSET-BACKED SECURITIES 0.6%

Other Asset-Backed Securities 0.6%
	FCI Funding LLC,
	Series 2021-1 Class A
$571,299	1.13%, due 4/15/33 (a)	$564,336
	New York City Tax Lien,
	Series 2019-A Class A
222,246	2.19%, due 11/10/32 (a)	222,089
Total Asset-Backed Securities
(cost $793,498)		786,425

CORPORATE BONDS 62.6%

Aerospace & Defense 1.4%
	Teledyne Technologies, Inc.
2,000,000	0.65%, due 4/1/23	1,957,845

Agricultural Chemicals 0.4%
	Nutrien Ltd.
500,000	1.90%, due 5/13/23	495,036

Banks 4.7%
	Canadian Imperial
	Bank of Commerce
1,000,000	0.449% (SOFR + 0.400%),
	due 12/14/23 (c)	994,533
	JPMorgan Chase & Co.
500,000	0.697% (SOFR + 0.580%),
	due 3/16/24 (c)	490,861
	Morgan Stanley
1,000,000	0.776% (SOFR + 0.625%),
	due 1/24/25 (c)	988,141
	National Bank of Canada
1,000,000	0.900% (1 Year CMT Rate
	+ 0.770%), due 8/15/23 (c)	996,188
	Royal Bank of Canada
2,000,000	0.50%, due 10/26/23	1,950,454
	Synchrony Financial
500,000	2.85%, due 7/25/22	500,180
	Toronto-Dominion Bank
500,000	0.75%, due 6/12/23	491,233
		6,411,590
Biotechnology 1.6%
	Gilead Sciences, Inc.
2,248,000	0.75%, due 9/29/23	2,188,189

Broker 0.7%
	Goldman Sachs Group, Inc.
1,000,000	0.851% (SOFR + 0.700%),
	due 1/24/25 (c)	988,573

Building Materials 0.4%
	Martin Marietta Materials, Inc.
500,000	0.65%, due 7/15/23	487,814

Chemicals – Specialty 0.7%
	Ecolab, Inc.
1,000,000	0.90%, due 12/15/23	975,094

Commercial Services 0.7%
	Quanta Services, Inc.
1,000,000	0.95%, due 10/1/24	942,656

Depository Credit Intermediation 1.1%
	Bank of Montreal
1,515,000	0.399% (SOFR + 0.350%),
	due 12/8/23 (c)	1,507,227

Diversified Financial Services 5.7%
	American Express Co.
2,000,000	0.75%, due 11/3/23	1,948,599
	Blackstone Secured
	Lending Fund
2,000,000	3.65%, due 7/14/23	2,009,924
	Capital One Financial Corp.
1,000,000	1.001% (SOFR + 0.690%),
	due 12/6/24 (c)	991,421
	Charles Schwab Corp.
2,000,000	0.550% (SOFR + 0.500%),
	due 3/18/24 (c)	1,995,336
	Nasdaq, Inc.
1,000,000	0.45%, due 12/21/22	987,413
		7,932,693

The accompanying notes are an integral part of these financial statements.

5

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2022 (continued)
(Unaudited)

Principal Amount		Value
Diversified Manufacturing 0.3%
	Honeywell International, Inc.
$386,000	0.48%, due 8/19/22	$385,136

Electric – Integrated 7.9%
	American Electric
	Power Co., Inc.
2,000,000	1.766% (3 Month LIBOR USD
	+ 0.480%), due 11/1/23 (c)	1,991,269
	CenterPoint Energy
	Resources Corp.
500,000	0.70%, due 3/2/23	492,509
	DTE Energy Co.
435,000	0.55%, due 11/1/22	431,486
	Georgia Power Co.
1,000,000	2.10%, due 7/30/23	992,462
	NextEra Energy Capital
	Holdings, Inc.
1,000,000	0.589% (SOFR + 0.540%),
	due 3/1/23 (c)	998,176
500,000	0.567% (SOFR + 0.400%),
	due 11/3/23 (c)	496,881
	Public Service Enterprise
	Group, Inc.
2,000,000	0.84%, due 11/8/23	1,935,091
	Southern California Edison Co.
2,000,000	0.70%, due 8/1/23	1,948,205
1,000,000	1.125% (SOFR + 0.830%),
	due 4/1/24 (c)	998,420
	Xcel Energy, Inc.
500,000	0.50%, due 10/15/23	483,321
		10,767,820
Electronic Components
and Semiconductors 0.4%
	Skyworks Solutions, Inc.
500,000	0.90%, due 6/1/23	488,430

Electronics 0.4%
	Roper Technologies, Inc.
500,000	0.45%, due 8/15/22	498,506

Entertainment 1.1%
	Magallanes, Inc.
1,500,000	3.53%, due 3/15/24 (a)	1,493,758

Financial Services 2.8%
	Ares Capital Corp.
3,847,000	3.50%, due 2/10/23	3,858,192

Food 0.4%
	Conagra Brands, Inc.
500,000	0.50%, due 8/11/23	485,728

Food – Meat Products 1.4%
	Hormel Foods Corp.
2,000,000	0.65%, due 6/3/24	1,915,480

Gas – Distribution 4.4%
	Atmos Energy Corp.
2,000,000	0.63%, due 3/9/23	1,973,963
	CenterPoint Energy, Inc.
1,000,000	0.878% (SOFR + 0.650%),
	due 5/13/24 (c)	987,429
	Southern California Gas Co.
3,000,000	1.153% (3 Month LIBOR USD
	+ 0.350%), due 9/14/23 (c)	2,985,423
		5,946,815
Healthcare – Products 1.4%
	Baxter International, Inc.
500,000	0.787% (SOFR + 0.440%),
	due 11/29/24 (a) (c)	492,690
	PerkinElmer, Inc.
1,000,000	0.550%, due 9/15/23	970,128
	Thermo Fisher Scientific, Inc.
500,000	0.649% (SOFR + 0.530%),
	due 10/18/24 (c)	496,555
		1,959,373
Healthcare – Services 0.7%
	Humana, Inc.
1,000,000	0.65%, due 8/3/23	973,869

The accompanying notes are an integral part of these financial statements.

6

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2022 (continued)
(Unaudited)

Principal Amount		Value
Household Products/Wares 0.3%
	Avery Dennison Corp.
$500,000	0.85%, due 8/15/24	$474,727

Investment Companies 3.6%
	Golub Capital BDC, Inc.
5,000,000	3.38%, due 4/15/24	4,905,343

Leisure Time 0.7%
	Brunswick Corp.
1,000,000	0.85%, due 8/18/24	942,654

Life/Health Insurance 1.8%
	Athene Global Funding
2,000,000	1.011% (SOFR + 0.700%),
	due 5/24/24 (a) (c)	1,942,357
	Security Benefit Global Funding
500,000	1.25%, due 5/17/24 (a)	477,751
		2,420,108
Miscellaneous Manufacturing 0.7%
	Carlisle Companies, Inc.
1,000,000	0.55%, due 9/1/23	970,285

Nondepository Credit Intermediation 1.4%
	Caterpillar Financial
	Services Corp.
2,000,000	0.45%, due 9/14/23	1,946,548

Oil and Gas 2.1%
	Chevron USA, Inc.
1,500,000	3.90%, due 11/15/24	1,534,615
	ConocoPhillips Co.
1,000,000	2.13%, due 3/8/24	994,386
	Pioneer Natural Resources Co.
500,000	0.55%, due 5/15/23	489,133
		3,018,134
Packaging & Containers 2.8%
	Berry Global, Inc.
1,000,000	0.95%, due 2/15/24	951,994
	Graphic Packaging
	International LLC
1,000,000	0.82%, due 4/15/24 (a)	947,557
	Sonoco Products Co.
2,000,000	1.80%, due 2/1/25	1,907,957
		3,807,508
Pharmaceuticals 0.4%
	GlaxoSmithKline Capital Plc
500,000	0.53%, due 10/1/23	486,786

Pipelines 1.6%
	Enbridge, Inc.
450,000	0.651% (SOFR + 0.400%),
	due 2/17/23 (c)	449,114
1,000,000	0.875% (SOFRINDX
	+ 0.630%), due 2/16/24 (c)	995,919
	Gray Oak Pipeline LLC
700,000	2.00%, due 9/15/23 (a)	687,041
		2,132,074
REITs – Storage 0.7%
	Public Storage
1,000,000	0.612% (SOFR + 0.470%),
	due 4/23/24 (c)	998,638

Rental Auto/Equipment 0.7%
	Triton Container International Ltd.
500,000	0.80%, due 8/1/23 (a)	483,089
500,000	1.15%, due 6/7/24 (a)	470,387
		953,476
Retail 1.4%
	7-Eleven, Inc.
2,000,000	0.80%, due 2/10/24 (a)	1,917,822

Retail – Drug Store 1.5%
	Walgreens Boots Alliance, Inc.
2,000,000	0.95%, due 11/17/23	1,943,286

The accompanying notes are an integral part of these financial statements.

7

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2022 (continued)
(Unaudited)

Principal Amount		Value
Semiconductors 0.4%
Analog Devices, Inc.
$500,000	0.335% (SOFR + 0.250%), due 10/1/24 (c)
$496,212

Tobacco 0.7%
Philip Morris International, Inc.
1,000,000	1.13%, due 5/1/23	987,012

Utilities 2.1%
Consolidated Edison, Inc.
950,000	0.65%, due 12/1/23	919,323
Southern Co.
2,000,000	0.484% (SOFR + 0.370%), due 5/10/23 (c)
1,991,486
2,910,809
Wirelines 1.1%
AT&T, Inc.
1,000,000	0.90%, due 3/25/24	963,965
Verizon Communications, Inc.
500,000	0.549% (SOFR + 0.500%), due 3/22/24 (c)
498,210
1,462,175
Total Corporate Bonds
(cost $87,125,501)		85,433,421

MORTGAGE-BACKED SECURITIES 9.4%

Commercial Mortgage-Backed Securities 8.2%
BX Trust 2021-RISE
3,000,000	1.623% (1 Month LIBOR USD + 0.748%), due 11/17/36, Series 2021-RISE

	Class A (a) (c)	2,862,949
Cold Storage Trust 2020-ICE5
6,389,438	1.775% (1 Month LIBOR USD + 0.900%), due 11/15/37, Series 2020-ICE5

	Class A (a) (c)	6,263,489
GS Mortgage Securities Corp
Trust 2020-TWN3
2,000,000	2.875% (1 Month LIBOR USD + 2.000%), due 11/15/37, Series 2020-TWN3

	Class A (a) (c)	1,983,564
11,110,002
U.S. Government Agencies 1.2%
FHLMC ARM Pool (c)
76	3.275% (1 Year CMT Rate + 2.275%), due 6/1/23, #84-5755

77
32,267	2.401% (1 Year CMT Rate + 2.276%), due 1/1/25, #78-5726

32,211
79,157	2.375% (1 Year CMT Rate + 2.250%), due 10/1/34, #78-2784

82,481
19,210	2.820% (12 Month LIBOR USD + 1.861%), due 4/1/36, #84-7671

19,969
FHLMC Pool
33,976	5.00%, due 10/1/38, #G0-4832
36,224
FNMA ARM Pool (c)
6,432	3.290% (6 Month LIBOR USD + 2.165%), due 7/1/25, #555206

6,424
37,890	2.639% (1 Year CMT Rate + 2.134%), due 4/1/30, #562912

37,696
47,898	1.766% (12 Month LIBOR USD + 1.516%), due 10/1/33, #743454

47,739
204,450	2.000% (12 Month LIBOR USD + 1.750%), due 11/1/33, #755253

203,450

The accompanying notes are an integral part of these financial statements.

8

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2022 (continued)
(Unaudited)

Principal Amount/
Shares		Value
U.S. Government Agencies 1.2% (continued)
	FNMA ARM Pool (c) (continued)
$271,408	2.823% (1 Year
	CMT Rate + 2.295%),
	due 5/1/34, #AC5719	$272,679
67,906	1.856% (12 Month
	LIBOR USD + 1.606%),
	due 7/1/34, #779693	67,706
36,071	1.624% (12 Month
	LIBOR USD + 1.374%),
	due 10/1/34, #795136	36,970
192,843	1.901% (12 Month
	LIBOR USD + 1.617%),
	due 1/1/36, #849264	192,222
21,656	2.135% (12 Month
	LIBOR USD + 1.885%),
	due 3/1/37, #907868	21,543
209,508	2.265% (12 Month
	LIBOR USD + 2.015%),
	due 11/1/37, #953653	208,454
	FNMA Pool
82,352	5.00%, due 6/1/40, #AD5479	87,216
10,988	4.00%, due 11/1/41, #AJ3797	11,267
	Freddie Mac Pool
330,638	3.50%, due 8/1/49, #SD-8005	329,842
		1,694,170
Total Mortgage-Backed Securities
(cost $13,060,743)		12,804,172

U.S. GOVERNMENT AGENCIES &
INSTRUMENTALITIES 3.3%
	U.S. Treasury Notes
3,000,000	1.375%, due 10/15/22	2,999,586
500,000	1.625%, due 12/15/22	500,170
1,000,000	1.750%, due 5/15/23	996,336
Total U.S. Government Agencies
& Instrumentalities
(cost $4,516,057)		4,496,092

SHORT-TERM INVESTMENTS 24.0%

Money Market Fund 0.4%
597,413	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 0.60% (b)	597,413

U.S. Treasury Bills 23.6%
$1,200,000	0.120%, due 6/16/22 (d)	1,199,720
6,000,000	0.694%, due 7/19/22 (d)	5,993,305
8,000,000	0.707%, due 7/26/22 (d)	7,989,794
5,000,000	0.418%, due 7/28/22 (d)	4,993,390
2,000,000	0.959%, due 8/18/22 (d)	1,995,457
10,000,000	1.025%, due 9/29/22 (d)	9,957,334
		32,129,000
Total Short-Term Investments
(cost $32,741,537)		32,726,413
Total Investments
(cost $138,237,336)	99.9%	136,246,523
Other Assets less Liabilities	0.1%	134,716
TOTAL NET ASSETS	100.0%	$136,381,239

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of May 31, 2022, the value of these investments was $20,808,879 or 15.26% of total net assets.

(b)	Rate shown is the 7-day annualized yield as of May 31, 2022.
(c)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of May 31, 2022.
(d)	Rate shown is the discount rate at May 31, 2022
ARM – Adjustable Rate Mortgage
CMT – Constant Maturity Treasury
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
LIBOR – London Interbank Offered Rate
SOFR – Secured Overnight Financing Rate
SOFRINDX – Secured Overnight Financing Rate Index

The accompanying notes are an integral part of these financial statements.

9

PIA Short-Term Securities Fund
Statement of Assets and Liabilities – May 31, 2022
(Unaudited)

Assets:
Investments in securities, at value (cost $138,237,336)	$136,246,523
Receivable for securities sold	4,236
Receivable for fund shares sold	26,582
Interest receivable	262,929
Prepaid expenses	21,284
Total assets	136,561,554

Liabilities:
Payable for fund shares redeemed	66,627
Investment advisory fees	14,709
Administration fees	32,318
Custody fees	5,322
Transfer agent fees and expenses	24,970
Fund accounting fees	11,692
Audit fees	10,818
Legal fees	724
Chief Compliance Officer fee	2,695
Trustees’ fees and expenses	1,186
Accrued expenses	9,254
Total liabilities	180,315
Net Assets	$136,381,239

Net Assets Consist of:
Paid-in capital	$138,813,114
Total distributable deficit	(2,431,875)
Net Assets	$136,381,239

Net Asset Value, Offering Price and Redemption Price Per Share	$9.85

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	13,844,084

The accompanying notes are an integral part of these financial statements.

10

PIA Short-Term Securities Fund
Statement of Operations – Six Months Ended May 31, 2022
(Unaudited)

Investment Income:
Interest	$790,215
Total investment income	790,215

Expenses:
Investment advisory fees (Note 4)	139,125
Administration fees (Note 4)	57,168
Transfer agent fees and expenses (Note 4)	48,086
Fund accounting fees (Note 4)	15,352
Registration fees	12,992
Audit fees	10,934
Custody fees (Note 4)	8,390
Trustees’ fees and expenses	7,141
Chief Compliance Officer fee (Note 4)	5,505
Reports to shareholders	4,551
Miscellaneous	4,398
Legal fees	3,298
Insurance	2,233
Total expenses	319,173
Less: Fee waiver by adviser (Note 4)	(47,879)
Net expenses	271,294
Net investment income	518,921

Realized and Unrealized Loss on Investments:
Net realized loss on investments	(216,148)
Net change in unrealized appreciation/(depreciation) on investments	(2,538,595)
Net loss on investments	(2,754,743)
Net decrease in net assets resulting from operations	$(2,235,822)

The accompanying notes are an integral part of these financial statements.

11

PIA Short-Term Securities Fund
Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2022	Year Ended
	(Unaudited)	November 30, 2021
Increase/(Decrease) in Net Assets From Operations:
Net investment income	$518,921	$1,088,531
Net realized gain/(loss) on investments	(216,148)	404,423
Net change in unrealized appreciation/(depreciation) on investments	(2,538,595)	(1,191,099)
Net increase/(decrease) in net assets resulting from operations	(2,235,822)	301,855

Dividends and Distributions to Shareholders:
Net dividends and distributions to shareholders	(539,673)	(1,333,355)
Total dividends and distributions	(539,673)	(1,333,355)

Capital Share Transactions:
Proceeds from shares sold	5,001,209	23,044,810
Distributions reinvested	510,268	1,261,890
Payment for shares redeemed	(8,301,921)	(81,656,669)
Net decrease in net assets from capital share transactions	(2,790,444)	(57,349,969)
Total decrease in net assets	(5,565,939)	(58,381,469)

Net Assets, Beginning of period	141,947,178	200,328,647
Net Assets, End of period	$136,381,239	$141,947,178

Transactions in Shares:
Shares sold	502,124	2,278,464
Shares issued on reinvestment of distributions	51,376	124,899
Shares redeemed	(835,280)	(8,076,003)
Net decrease in shares outstanding	(281,780)	(5,672,640)

The accompanying notes are an integral part of these financial statements.

12

PIA Short-Term Securities Fund
Financial Highlights

	Six Months
	Ended
	May 31, 2022		Year Ended November 30,
	(Unaudited)		2021	2020	2019	2018	2017
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$10.05		$10.12	$10.07	$9.97	$10.00	$10.03

Income From Investment Operations:
Net investment income	0.04		0.06	0.13	0.20	0.15	0.11
Net realized and unrealized gain/(loss) on investments	(0.20)		(0.05)	0.06	0.10	(0.03)	(0.03)
Total from investment operations	(0.16)		0.01	0.19	0.30	0.12	0.08

Less Distributions:
Distributions from net investment income	(0.04)		(0.08)	(0.14)	(0.20)	(0.15)	(0.11)
Total distributions	(0.04)		(0.08)	(0.14)	(0.20)	(0.15)	(0.11)

Net asset value, end of period	$9.85		$10.05	$10.12	$10.07	$9.97	$10.00

Total Return	-1.61	%++	0.11%	1.95%	3.04%	1.23%	0.85%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$136,381		$141,947	$200,329	$163,481	$165,329	$171,521
Ratio of expenses to average net assets:
Net of fee waivers	0.39	%+	0.39%	0.39%	0.39%	0.39%	0.39%
Before fee waivers	0.46	%+	0.43%	0.42%	0.45%	0.42%	0.41%
Ratio of net investment income to average net assets:
Net of fee waivers	0.75	%+	0.66%	1.23%	2.00%	1.53%	1.12%
Before fee waivers	0.68	%+	0.62%	1.20%	1.94%	1.50%	1.10%
Portfolio turnover rate	8	%++	44%	58%	48%	28%	46%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

13

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2022
(Unaudited)

Note 1 – Organization
The PIA Short-Term Securities Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

The investment objective of the Fund is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.  The Fund commenced operations on April 22, 1994.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations.  The Fund is required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund’s net asset value if the Fund makes such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Fund may also enter into dollar rolls in which the Fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Fund to “rollover” its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

14

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2022 (continued)
(Unaudited)

Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees.  Expenses that are not directly attributable to the Fund are typically allocated among the PIA Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Paydown gains and losses on mortgage-related and other asset-based securities are recorded as components of interest income on the Statement of Operations.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.  All short-term capital gains are included in ordinary income for tax purposes.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Accounting Pronouncements – In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s financial statements and various filings.

15

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2022 (continued)
(Unaudited)

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”).  Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  The Fund does not currently enter into derivatives transactions.  Management is currently evaluating the potential impact of Rule 18f-4 on the Fund.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Fund will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Fund’s financial statements.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of May 31, 2022, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

16

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2022 (continued)
(Unaudited)

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in Level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in Level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in Level 2 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.

17

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2022 (continued)
(Unaudited)

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At May 31, 2022, the Fund held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Fund at May 31, 2022.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2022:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities	$—	$786,425	$—	$786,425
Corporate Bonds	—	85,433,421	—	85,433,421
Mortgage-Backed Securities	—	12,804,172	—	12,804,172
U.S. Government Agencies
and Instrumentalities	—	4,496,092	—	4,496,092
Total Fixed Income	—	103,520,110	—	103,520,110
Short-Term Investments	597,413	32,129,000	—	32,726,413
Total Investments	$597,413	$135,649,110	$—	$136,246,523

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.

18

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2022 (continued)
(Unaudited)

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
Mortgage-Backed Securities
Balance as of November 30, 2021	$2,982,188
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(119,239)
Purchases	—
Sales	—
Transfers in and/or out of Level 3	(2,862,949)
Balance as of May 31, 2022	$—

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are becoming more widely available, the ultimate economic fallout from the pandemic, amid the spread of COVID-19 variants, and the long-term impact on economies, markets, industries and individual companies are not known. The operational and financial performance of individual companies and the market in general depends on future developments, including the duration and spread of any future outbreaks and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Note 4 – Investment Advisory Fee and other Transactions with Affiliates
The Fund has an investment advisory agreement with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 0.20% based upon the average daily net assets of the Fund.  For the six months ended May 31, 2022, the Fund incurred $139,125 in advisory fees.

The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses) to 0.39% of the average daily net assets. Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended May 31, 2022, the Adviser reduced its fees

19

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2022 (continued)
(Unaudited)

and/or absorbed Fund expenses in the amount of $47,879; no amounts were reimbursed to the Adviser. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

Date	Amount
11/30/22	$41,692
11/30/23	59,420
11/30/24	73,303
5/31/25	47,879
$222,294

Fund Services serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund.  The Custodian is an affiliate of Fund Services.  Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the six months ended May 31, 2022, are disclosed in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The Fund expensed $18,850 of sub-transfer agent fees during the six months ended May 31, 2022. These fees are included in the transfer agent fees and expenses amount disclosed in the Statement of Operations.

Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC (“Foreside”).

Note 5 – Purchases and Sales of Securities
For the six months ended May 31, 2022, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Non-Government		Government
Purchases	Sales	Purchases	Sales
$9,498,460	$36,295,745	$—	$7,620,808

Note 6 – Line of Credit
The Fund has a secured line of credit in the amount of $15,000,000.  The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  The Fund did not draw upon its line of credit during the six months ended May 31, 2022.

20

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2022 (continued)
(Unaudited)

Note 7 – Federal Income Tax Information
The tax character of distributions paid during the six months ended May 31, 2022 and year ended November 30, 2021 are as follows:

	May 31, 2022	November 30, 2021
Ordinary income	$539,673	$1,333,355

As of November 30, 2021, the most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$142,132,322
Gross unrealized appreciation	756,010
Gross unrealized depreciation	(208,228)
Net unrealized appreciation (a)	547,782
Undistributed ordinary income	15,495
Undistributed long-term capital gains	—
Total distributable earnings	15,495
Other accumulated losses	(219,657)
Total accumulated earnings/(losses)	$343,620

  (a)   The book-basis and tax-basis net unrealized appreciation are the same.

The Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

Short-Term Indefinite	Long-Term Indefinite	Total
$219,657	$—	$219,657

Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return.  The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.  For example, the outbreak

21

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2022 (continued)
(Unaudited)

of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

•
U.S. Government Securities Risk. Some U.S. government securities, such as Treasury bills, notes, and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, their obligations are not supported by the full faith and credit of the U.S. government, and so investments in their securities or obligations issued by them involve greater risk than investments in other types of U.S. government securities. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued or guaranteed by these entities.

•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Fund may not be able to make interest or principal payments.

•
Interest Rate Risk.  The value of the Fund’s investments in fixed-income securities will change based on changes in interest rates.  If interest rates increase, the value of these investments generally declines.  Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

•
Prepayment Risk.  Issuers of securities held by the Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. Prepayment risk is a major risk of mortgage-backed securities.

22

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2022 (continued)
(Unaudited)

•
Extension Risk.  An issuer may pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

•
Risks Associated with Asset-Backed Securities.  These include General Market Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above). During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

•
Risks Associated with Mortgage-Backed Securities. These include General Market Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above) as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.

•
Liquidity Risk.  Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for publicly-traded securities.  Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

•
Adjustable Rate and Floating Rate Securities Risks.  Although adjustable and floating rate debt securities tend to be less volatile than fixed-rate debt securities, they nevertheless fluctuate in value.

•
High Yield Securities Risk. Securities with ratings lower than BBB- or Baa3 are known as “high yield” securities (commonly known as “junk bonds”). High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

Note 9 – Control Ownership
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2022, Capinco C/O U.S. Bank NA, for the benefit of their customers, owned 38.43% of the outstanding shares of the Fund.

Note 10 – Change in Trustees and Officers
Mr. Joe Redwine became the Audit Chairman of the Board effective January 1, 2022.

Ms. Michelle Sanville-Seebold resigned as Deputy Chief Compliance Officer effective May 27, 2022.

23

PIA Short-Term Securities Fund
Notice to Shareholders – May 31, 2022
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT
The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Fund’s Form N-PORT is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Fund’s transfer agent toll free at 1-800-251-1970 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

24

PIA Short-Term Securities Fund
Approval of Investment Advisory Agreement
(Unaudited)

At meetings held on October 18 and December 7-8, 2021, the Board (which is comprised of four persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Pacific Income Advisers, Inc. (the “Adviser”) on behalf of the PIA Short-Term Securities Fund (the “Short-Term Securities Fund” and the “Fund”). At both meetings, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreements. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENTS.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund, as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, liquidity risk management program, business continuity plan, and risk management process. Additionally, the Board considered how the Adviser’s business continuity plan has operated throughout the COVID-19 pandemic.  The Board further considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser via videoconference to discuss each Fund’s performance and investment outlook as well as various marketing and compliance topics. The Board took into account that all shareholders of the Fund are advisory clients of the Adviser and that the Fund is used as an investment option to fulfill investment mandates for such clients. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that they were satisfied with the nature, overall quality and extent of such management services.

2.
THE FUND’S HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Fund as of June 30, 2021, on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, and a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”).  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Fund, as well as its level of risk tolerance, may differ significantly

25

PIA Short-Term Securities Fund
Approval of Investment Advisory Agreement (continued)
(Unaudited)

from funds in the peer universe.  When reviewing a Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks.  In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

The Board noted that the Short-Term Securities Fund underperformed the Morningstar peer group average for the one-, five- and ten-year periods and outperformed for the three-year period ended June 30, 2021.  The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had outperformed its primary benchmark for the one-, three-, five-, and ten-year periods ended June 30, 2021.  The Board considered that the Short-Term Securities Fund underperformed its Cohort average over the one-, three-, five-, and ten-year periods.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Short-Term Securities Fund, noting that the Fund had outperformed the similarly managed composite for the one-, three-, five- and ten-year periods.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENTS.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the peer funds and the Adviser’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements.

The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.39%, excluding certain operating expenses and class-level expenses (the “Expense Cap”).  The Board considered that the Fund’s total net expense ratio was above its Morningstar peer group median but below the average.  The Board also considered that the Fund’s contractual advisory fee was below its Morningstar peer group median and average.  The Board took into consideration that the contractual management fee was below the Cohort’s median and average, but above the Cohort’s total net expense ratio median and average.  The Board also considered the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were lower than, equal to, or higher than the fees charged by the Adviser to its separately managed account clients depending on the asset level, and to the extent fees charged to the Fund were higher than for similarly managed separate accounts, it was largely a reflection of the nature of the separate account client.

The Board determined that it would continue to monitor the appropriateness of the advisory fee for the Fund and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

26

PIA Short-Term Securities Fund
Approval of Investment Advisory Agreement (continued)
(Unaudited)

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders.  The Board noted that with respect to the Short-Term Securities Fund the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed the specified Expense Cap.  The Board noted that at current asset levels, it did not appear that there were additional economies of scale being realized by the Adviser and concluded that it would continue to monitor potential economies of scale in the future as circumstances changed.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Fund.  The Board considered the profitability to the Adviser from its relationship with the Fund and considered any additional material benefits derived by the Adviser from its relationship with the Fund.  The Board also considered that the Fund does not charge any Rule 12b-1 fees or utilize “soft dollars.”  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreements was not excessive, and that the Adviser had maintained adequate profit levels to support the services that it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements for the Short-Term Securities Fund, but rather the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Fund.  The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Short-Term Securities Fund would be in the best interests of the Fund and its shareholders.

27

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI  53202

Transfer Agent
U.S. Bank Global Fund Services
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA  19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY  10019

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

PIA High Yield Fund
Institutional Class

Semi-Annual Report
May 31, 2022

PIA High Yield Fund

Dear Shareholder:

We are pleased to provide you with this report for the period from December 1, 2021 through May 31, 2022, regarding the PIA High Yield Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.

The Fund performed in-line with its benchmark, the Bloomberg U.S. Corporate High-Yield Index (the “Index”), returning -6.24%, after fees and expenses, for the six months ended May 31, 2022, versus -6.27% for the Index.

As stated in the current prospectus, the Fund’s gross expense ratio is 0.97%, and the Fund’s net expense ratio is 0.86%. PIA has temporarily agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that Total Annual Fund Operating Expenses After Fee Waiver (excluding acquired fund fees and expenses) do not exceed 0.86% of the Fund’s average daily net assets, through at least March 29, 2023. The net expense is what the investor has paid.

The Fund’s primary objective is to seek a high level of current income. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.

Lloyd McAdams
President and Portfolio Manager
Pacific Income Advisers, Inc.

1

PIA High Yield Fund

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Fund’s investment adviser, are subject to change, are not guaranteed, should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks may increase for emerging markets.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments.  The risk of owning an exchange-traded fund (“ETF”) or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds.  It will also bear additional expenses, including operating expenses, brokerage costs and the potential duplication of management fees.

The Bloomberg U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s Investors Service, Inc., Fitch Ratings, Inc., and Standard & Poor’s Ratings Services is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.

You cannot invest directly in an index.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating. The portfolio has 0% in non-rated securities.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

2

PIA High Yield Fund
Expense Example – May 31, 2022
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA High Yield Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/21 – 5/31/22).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 12/1/21	Value 5/31/22	Period 12/1/21 – 5/31/22*
Actual	$1,000.00	$ 937.60	$4.15
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	$4.33

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense. The annualized expense ratio of the Fund is 0.86%.

3

PIA High Yield Fund
Allocation of Portfolio Assets – May 31, 2022
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

4

PIA High Yield Fund
Schedule of Investments – May 31, 2022
(Unaudited)

Shares/
Principal Amount		Value
COMMON STOCKS 0.5%

Building Materials 0.5%
2,996	Northwest Hardwoods (d) (e)	$239,680
Total Common Stocks
(cost $137,017)		239,680

CORPORATE BONDS 96.5%

Advertising Sales 1.0%
	Outfront Media Capital LLC /
	Outfront Media Capital Corp.
$600,000	4.25%, due 1/15/29 (a)	518,721

Aerospace/Defense 2.3%
	F-Brasile SpA /
	F-Brasile US LLC
700,000	7.375%, due 8/15/26 (a)	564,820
	Triumph Group, Inc.
700,000	7.75%, due 8/15/25	604,513
		1,169,333
Appliances 1.1%
	WASH Multifamily
	Acquisition, Inc.
550,000	5.75%, due 4/15/26 (a)	546,469

Auto Manufacturers 1.1%
	PM General Purchaser LLC
625,000	9.50%, due 10/1/28 (a)	526,015

Auto Parts & Equipment 2.2%
	Dealer Tire LLC / DT Issuer LLC
650,000	8.00%, due 2/1/28 (a)	600,850
	Dornoch Debt Merger Sub, Inc.
600,000	6.625%, due 10/15/29 (a)	479,250
		1,080,100
Building – Heavy Construction 2.6%
	IEA Energy Services LLC
725,000	6.625%, due 8/15/29 (a)	628,093
	Railworks Holdings LP /
	Railworks Rally, Inc.
650,000	8.25%, due 11/15/28 (a)	629,396
		1,257,489
Building & Construction 1.1%
	Brundage-Bone Concrete
	Pumping Holdings, Inc.
650,000	6.00%, due 2/1/26 (a)	552,788

Building Materials 5.5%
	APi Group DE, Inc.
625,000	4.125%, due 7/15/29 (a)	539,891
	CP Atlas Buyer, Inc.
650,000	7.00%, due 12/1/28 (a)	534,199
	Eco Material Technologies, Inc.
625,000	7.875%, due 1/31/27 (a)	592,603
	MIWD Holdco II LLC /
	MIWD Finance Corp.
625,000	5.50%, due 2/1/30 (a)	532,260
	SRM Escrow Issuer LLC
550,000	6.00%, due 11/1/28 (a)	514,443
		2,713,396
Chemicals – Diversified 3.6%
	Iris Holdings, Inc.
275,000	8.75% Cash or 10.000% PIK,
	due 2/15/26 (a) (c)	259,711
	LSF11 A5 HoldCo LLC
584,000	6.625%, due 10/15/29 (a)	499,711
	Polar US Borrower LLC /
	Schenectady International
	Group, Inc.
450,000	6.75%, due 5/15/26 (a)	362,040
	SCIH Salt Holdings, Inc.
300,000	4.875%, due 5/1/28 (a)	279,528
475,000	6.625%, due 5/1/29 (a)	426,108
		1,827,098
Chemicals – Plastics 1.3%
	Neon Holdings, Inc.
650,000	10.125%, due 4/1/26 (a)	647,975

Chemicals – Specialty 4.9%
	EverArc Escrow Sarl
700,000	5.00%, due 10/30/29 (a)	607,009

The accompanying notes are an integral part of these financial statements.

5

PIA High Yield Fund
Schedule of Investments – May 31, 2022 (continued)
(Unaudited)

Principal Amount		Value
Chemicals – Specialty 4.9% (continued)
	Herens Holdco Sarl
$750,000	4.75%, due 5/15/28 (a)	$649,748
	SCIL IV LLC / SCIL
	USA Holdings LLC
650,000	5.375%, due 11/1/26 (a)	610,701
	Unifrax Escrow Issuer Corp.
650,000	5.25%, due 9/30/28 (a)	588,101
		2,455,559
Commercial Services 3.6%
	CPI Acquisition, Inc.
600,000	8.625%, due 3/15/26 (a)	575,206
	NESCO Holdings II, Inc.
650,000	5.50%, due 4/15/29 (a)	589,367
	StoneMor, Inc.
700,000	8.50%, due 5/15/29 (a)	671,531
		1,836,104
Consumer Services 1.1%
	Cimpress Plc
650,000	7.00%, due 6/15/26 (a)	553,751

Containers and Packaging 0.3%
	Pactiv Evergreen Group Issuer
	LLC / Pactiv Evergreen
	Group Issuer, Inc.
175,000	4.375%, due 10/15/28 (a)	158,344

Diversified Financial Services 1.1%
	VistaJet Malta Finance PLC /
	XO Management Holding, Inc.
625,000	6.375%, due 2/1/30 (a)	532,313

Engineering & Construction 3.2%
	Arcosa, Inc.
100,000	4.375%, due 4/15/29 (a)	91,511
	Artera Services LLC
650,000	9.03%, due 12/4/25 (a)	514,640
	Brand Energy & Infrastructure
	Services, Inc.
494,000	8.50%, due 7/15/25 (a)	405,945
	Promontoria Holding 264 BV
650,000	7.875%, due 3/1/27 (a)	609,071
		1,621,167
Enterprise Software & Services 2.6%
	Helios Software Holdings, Inc. /
	ION Corporate Solutions
	Finance Sarl
875,000	4.625%, due 5/1/28 (a)	759,595
	Rocket Software, Inc.
700,000	6.50%, due 2/15/29 (a)	545,542
		1,305,137
Entertainment 1.1%
	Premier Entertainment Sub
	LLC / Premier Entertainment
	Finance Corp.
700,000	5.875%, due 9/1/31 (a)	550,375

Environmental Control 0.8%
	Tervita Corp.
358,000	11.00%, due 12/1/25 (a)	394,461

Financial Services 1.3%
	Arrow Bidco LLC
650,000	9.50%, due 3/15/24 (a)	646,776

Food Service 1.1%
	TKC Holdings, Inc.
600,000	10.50%, due 5/15/29 (a)	539,736

Forest and Paper Products
Manufacturing 1.1%
	Schweitzer-Mauduit
	International, Inc.
625,000	6.875%, due 10/1/26 (a)	557,428

Healthcare – Services 2.7%
	Akumin Escrow, Inc.
650,000	7.50%, due 8/1/28 (a)	478,117
	Hadrian Merger Sub, Inc.
349,000	8.50%, due 5/1/26 (a)	341,313

The accompanying notes are an integral part of these financial statements.

6

PIA High Yield Fund
Schedule of Investments – May 31, 2022 (continued)
(Unaudited)

Principal Amount		Value
Healthcare – Services 2.7% (continued)
	ModivCare Escrow Issuer, Inc.
$625,000	5.00%, due 10/1/29 (a)	$566,572
		1,386,002
Household Products/Warehouse 1.2%
	Kronos Acquisition Holdings,
	Inc. / KIK Custom Products, Inc.
675,000	5.00%, due 12/31/26 (a)	612,151

Industrial – Other 1.2%
	Cleaver-Brooks, Inc.
625,000	7.875%, due 3/1/23 (a)	582,428

Machinery – Farm 0.9%
	OT Merger Corp.
625,000	7.875%, due 10/15/29 (a)	457,394

Machinery – Thermal Process 1.2%
	GrafTech Finance, Inc.
650,000	4.625%, due 12/15/28 (a)	596,154

Machinery Manufacturing 2.6%
	Granite US Holdings Corp.
450,000	11.00%, due 10/1/27 (a)	432,848
	JPW Industries Holding Corp.
725,000	9.00%, due 10/1/24 (a)	715,807
	MAI Holdings, Inc.
600,000	9.50%, due 6/1/23 (a) (d)	171,000
		1,319,655
Manufactured Goods 2.3%
	FXI Holdings, Inc.
634,000	7.875%, due 11/1/24 (a)	587,649
	Park-Ohio Industries, Inc.
710,000	6.625%, due 4/15/27	587,088
		1,174,737
Marine Transportation 0.8%
	Altera Infrastructure LP /
	Teekay Offshore Finance Corp.
750,000	8.50%, due 7/15/23 (a)	414,375

Media 0.9%
	Univision Communications, Inc.
475,000	4.50%, due 5/1/29 (a)	434,036

Metals and Mining 2.5%
	SunCoke Energy, Inc.
725,000	4.875%, due 6/30/29 (a)	646,554
	TMS International Corp. / DE
750,000	6.25%, due 4/15/29 (a)	600,961
		1,247,515
Midstream 0.5%
	Rockpoint Gas Storage
	Canada Ltd.
270,000	7.00%, due 3/31/23 (a)	266,517

Office Automation & Equipment 2.5%
	Pitney Bowes, Inc.
750,000	6.875%, due 3/15/27 (a)	664,683
	Xerox Holdings Corp.
675,000	5.50%, due 8/15/28 (a)	619,401
		1,284,084
Oil and Gas Services 4.9%
	Archrock Partners LP /
	Archrock Partners Finance Corp.
350,000	6.875%, due 4/1/27 (a)	347,694
	CSI Compressco LP / CSI
	Compressco Finance, Inc.
775,000	7.50%, due 4/1/25 (a)	730,304
	Exterran Energy Solutions LP /
	EES Finance Corp.
150,000	8.125%, due 5/1/25	150,246
	USA Compression
	Partners LP / USA Compression
	Finance Corp.
315,000	6.875%, due 4/1/26	307,790
250,000	6.875%, due 9/1/27	239,428
	Welltec International ApS
600,000	8.25%, due 10/15/26 (a)	595,357
		2,370,819

The accompanying notes are an integral part of these financial statements.

7

PIA High Yield Fund
Schedule of Investments – May 31, 2022 (continued)
(Unaudited)

Principal Amount		Value
Paper 1.4%
	Clearwater Paper Corp.
$750,000	4.75%, due 8/15/28 (a)	$676,316

Pipelines 9.4%
	Genesis Energy LP / Genesis
	Energy Finance Corp.
75,000	8.00%, due 1/15/27	74,107
675,000	7.75%, due 2/1/28	651,578
	ITT Holdings LLC
725,000	6.50%, due 8/1/29 (a)	622,485
	Martin Midstream Partners LP /
	Martin Midstream Finance Corp.
750,000	11.50%, due 2/28/25 (a)	760,218
	NGL Energy Operating LLC /
	NGL Energy Finance Corp.
700,000	7.50%, due 2/1/26 (a)	657,444
	Summit Midstream
	Holdings LLC / Summit
	Midstream Finance Corp.
750,000	5.75%, due 4/15/25	602,388
625,000	8.50%, due 10/15/26 (a)	601,706
	TransMontaigne Partners LP /
	TLP Finance Corp.
750,000	6.125%, due 2/15/26	734,239
		4,704,165
Publishing and Broadcasting 1.3%
	Salem Media Group, Inc.
675,000	6.75%, due 6/1/24 (a)	669,826

Radio 4.7%
	Audacy Capital Corp.
700,000	6.75%, due 3/31/29 (a)	437,917
	Beasley Mezzanine Holdings LLC
660,000	8.675%, due 2/1/26 (a)	572,118
	Spanish Broadcasting System, Inc.
750,000	9.75%, due 3/1/26 (a)	698,208
	Urban One, Inc.
700,000	7.375%, due 2/1/28 (a)	662,060
		2,370,303
Real Estate 1.1%
	GEO Group, Inc.
600,000	5.125%, due 4/1/23	570,860

REITs – Storage 1.1%
	Iron Mountain, Inc.
550,000	5.00%, due 7/15/28 (a)	536,195

Rental Auto/Equipment 0.9%
	PROG Holdings, Inc.
500,000	6.00%, due 11/15/29 (a)	444,058

Retail – Office Supplies 1.8%
	Staples, Inc.
500,000	7.50%, due 4/15/26 (a)	463,699
500,000	10.75%, due 4/15/27 (a)	410,893
		874,592
Retail – Propane Distribution 1.2%
	Ferrellgas LP / Ferrellgas
	Finance Corp.
700,000	5.875%, due 4/1/29 (a)	609,515

Tobacco Manufacturing 1.1%
	Vector Group Ltd.
625,000	5.75%, due 2/1/29 (a)	563,622

Transportation Services 2.8%
	Bristow Group, Inc.
750,000	6.875%, due 3/1/28 (a)	713,185
	First Student Bidco, Inc. /
	First Transit Parent, Inc.
750,000	4.00%, due 7/31/29 (a)	666,413
		1,379,598
Water 1.5%
	Solaris Midstream
	Holdings LLC
750,000	7.625%, due 4/1/26 (a)	751,384
Total Corporate Bonds
(cost $54,403,879)		48,286,836

The accompanying notes are an integral part of these financial statements.

8

PIA High Yield Fund
Schedule of Investments – May 31, 2022 (continued)
(Unaudited)

Principal Amount/
Shares		Value
BANK LOANS 0.5%

Building Materials 0.5%
$232,414	Northwest Hardwoods
	Secured Term Loan	$227,766
Total Bank Loans
(cost $218,212)		227,766

SHORT-TERM INVESTMENTS 1.2%
609,798	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 0.60% (b)	609,798
Total Short-Term Investments
(cost $609,798)		609,798
Total Investments
(cost $55,368,906)	98.7%	49,364,080
Other Assets less Liabilities	1.3%	674,238
TOTAL NET ASSETS	100.0%	$50,038,318

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  As of May 31, 2022, the value of these investments was $43,764,599 or 87.46% of total net assets.

(b)	Rate shown is the 7-day annualized yield as of May 31, 2022.
(c)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
(d)
Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs.  As of May 31, 2022, the total value of fair valued securities was $410,680 or 0.82% of total net assets.

(e)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

9

PIA High Yield Fund
Statement of Assets and Liabilities – May 31, 2022
(Unaudited)

Assets:
Investments in securities, at value (cost $55,368,906)	$49,364,080
Receivable for fund shares sold	51,540
Interest receivable	925,497
Prepaid expenses	18,902
Total assets	50,360,019

Liabilities:
Payable to investment adviser	14,087
Payable for fund shares redeemed	245,239
Distribution payable	824
Administration fees	11,432
Transfer agent fees and expenses	11,215
Fund accounting fees	13,722
Audit fees	10,818
Chief Compliance Officer fee	2,695
Custody fees	2,361
Shareholder reporting	5,514
Trustees’ fees and expenses	1,127
Accrued expenses	2,667
Total liabilities	321,701
Net Assets	$50,038,318

Net Assets Consist of:
Paid-in capital	$56,981,378
Total distributable deficit	(6,943,060)
Net Assets	$50,038,318

Net Asset Value, Offering Price and Redemption Price Per Share	$8.94

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	5,599,838

The accompanying notes are an integral part of these financial statements.

10

PIA High Yield Fund
Statement of Operations – Six Months Ended May 31, 2022
(Unaudited)

Investment Income:
Interest	$2,043,148
Total investment income	2,043,148

Expenses:
Investment advisory fees (Note 4)	154,642
Administration fees (Note 4)	36,153
Transfer agent fees and expenses (Note 4)	25,519
Fund accounting fees (Note 4)	18,366
Registration fees	13,056
Audit fees	10,934
Trustees’ fees and expenses	7,269
Chief Compliance Officer fee (Note 4)	5,506
Miscellaneous	3,892
Custody fees (Note 4)	3,697
Reports to shareholders	3,505
Legal fees	3,032
Insurance	1,609
Interest expense (Note 6)	94
Total expenses	287,274
Less: Fee waiver by adviser (Note 4)	(45,470)
Net expenses	241,804
Net investment income	1,801,344

Realized and Unrealized Loss on Investments:
Net realized loss on investments	(638,299)
Net change in unrealized appreciation/(depreciation) on investments	(4,648,392)
Net loss on investments	(5,286,691)
Net decrease in net assets resulting from operations	$(3,485,347)

The accompanying notes are an integral part of these financial statements.

11

PIA High Yield Fund
Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2022	Year Ended
	(Unaudited)	November 30, 2021
Increase/(decrease) in Net Assets From Operations:
Net investment income	$1,801,344	$3,870,827
Net realized gain/(loss) on investments	(638,299)	724,316
Net change in unrealized appreciation/(depreciation) on investments	(4,648,392)	27,863
Net increase/(decrease) in net assets resulting from operations	(3,485,347)	4,623,006

Distributions Paid to Shareholders:
Net dividends and distributions to shareholders	(1,806,251)	(3,875,270)
Total dividends and distributions	(1,806,251)	(3,875,270)

Capital Share Transactions:
Proceeds from shares sold	2,979,928	19,445,712
Distributions reinvested	618,614	1,362,781
Payment for shares redeemed	(8,664,281)	(16,270,863)
Net increase/(decrease) in net assets from capital share transactions	(5,065,739)	4,537,630
Total increase/(decrease) in net assets	(10,357,337)	5,285,366

Net Assets, Beginning of period	60,395,655	55,110,289
Net Assets, End of period	$50,038,318	$60,395,655

Transactions in Shares:
Shares sold	313,006	1,942,276
Shares issued on reinvestment of distributions	65,301	136,250
Shares redeemed	(909,198)	(1,623,400)
Net increase/(decrease) in shares outstanding	(530,891)	455,126

The accompanying notes are an integral part of these financial statements.

12

PIA High Yield Fund
Financial Highlights

	Six Months
	Ended
	May 31, 2022		Year Ended November 30,
	(Unaudited)		2021	2020	2019	2018	2017
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$9.85		$9.71	$9.61	$9.67	$10.33	$10.04

Income From Investment Operations:
Net investment income	0.31		0.61	0.63	0.64	0.60	0.66
Net realized and unrealized gain/(loss) on investments	(0.91)		0.14	0.08	(0.06)	(0.66)	0.29
Total from investment operations	(0.60)		0.75	0.71	0.58	(0.06)	0.95

Less Distributions:
Distributions from net investment income	(0.31)		(0.61)	(0.63)	(0.64)	(0.60)	(0.66)
Distributions from net realized gains	—		—	(0.01)	—	—	—
Total distributions	(0.31)		(0.61)	(0.64)	(0.64)	(0.60)	(0.66)
Increase from payment by affiliate
and administrator due to operational error	—		—	0.03	—	—	—

Net asset value, end of period	$8.94		$9.85	$9.71	$9.61	$9.67	$10.33

Total Return	-6.24	%++	7.85%	8.36%^	6.14%	-0.63%	9.68%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$50,038		$60,396	$55,110	$52,086	$57,278	$60,831
Ratio of expenses to average net assets:
Net of fee waivers	0.86	%+	0.86%	0.86%	0.86%	0.82%	0.73%
Before fee waivers	1.02	%+	0.97%	1.11%	1.03%	0.99%	1.00%
Ratio of net investment income to average net assets:
Net of fee waivers	6.40	%+	6.13%	6.80%	6.53%	5.95%	5.80%
Before fee waivers	6.24	%+	6.02%	6.55%	6.36%	5.78%	5.53%
Portfolio turnover rate	9	%++	72%	51%	63%	48%	27%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.
^
Includes increase from payment made by affiliate and administrator due to the corporate action operational error. Refer to Note 10 for further details. Had the Fund not received the payment, total return would have been 8.03%.

The accompanying notes are an integral part of these financial statements.

13

PIA High Yield Fund
Notes to Financial Statements – May 31, 2022
(Unaudited)

Note 1 – Organization
The PIA High Yield Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Currently, the Fund offers the Institutional Class.  The primary investment objective of the Fund is to seek a high level of current income.  The Fund commenced operations on December 31, 2010.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Fund identifies its major tax jurisdictions as U.S. federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the other PIA Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Securities Transactions and Investment Income – Security transactions are accounted for on the trade date. Realized gains and losses on sales of securities are calculated on a first-in, first-out basis.  Dividend income and capital gain distributions from underlying funds are recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Non-cash interest income included in interest income, if any, is recorded at fair market value of additional par received.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

14

PIA High Yield Fund
Notes to Financial Statements – May 31, 2022 (continued)
(Unaudited)

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Accounting Pronouncements – In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s financial statements and various filings.

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”).  Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  The Fund does not currently enter into derivatives transactions.  Management is currently evaluating the potential impact of Rule 18f-4 on the Fund.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and

15

PIA High Yield Fund
Notes to Financial Statements – May 31, 2022 (continued)
(Unaudited)

certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Fund will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Fund’s financial statements.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of May 31, 2022, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in Level 2 of the fair value hierarchy.

Bank Loan Obligations – Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans. These securities will generally be classified in Level 2 of the fair value hierarchy.

16

PIA High Yield Fund
Notes to Financial Statements – May 31, 2022 (continued)
(Unaudited)

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Equity Securities – Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At May 31, 2022, the Fund held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Fund at May 31, 2022.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

17

PIA High Yield Fund
Notes to Financial Statements – May 31, 2022 (continued)
(Unaudited)

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$239,680	$239,680
Fixed Income
Corporate Bonds	—	48,115,836	171,000	48,286,836
Bank Loans	—	227,766	—	227,766
Total Fixed Income	—	48,343,602	171,000	48,514,602
Money Market Fund	609,798	—	—	609,798
Total Investments	$609,798	$48,343,602	$410,680	$49,364,080

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value.

	Investments in Securities, at Value
	Common Stocks	Corporate Bonds
Balance as of November 30, 2021	$173,768	$126,000
Accrued discounts/premiums	—	1,981
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	65,912	43,019
Purchases	—	—
Sales	—	—
Transfers in and/or out of Level 3	—	—
Balance as of May 31, 2022	$239,680	$171,000

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at May 31, 2022, and still classified as Level 3 was $108,931.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are becoming more widely available, the ultimate economic fallout from the pandemic, amid the spread of COVID-19 variants, and the long-term impact on economies, markets, industries and individual companies are not known. The operational and financial performance of individual companies and the market in general depends on future developments, including the duration and spread of any future outbreaks and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

18

PIA High Yield Fund
Notes to Financial Statements – May 31, 2022 (continued)
(Unaudited)

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Fund has an investment advisory agreement with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly calculated at an annual rate of 0.55% based upon the Fund’s average daily net assets.  For the six months ended May 31, 2022, the Fund incurred $154,642 in advisory fees.

The Fund is responsible for its own operating expenses. The Adviser has temporarily agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses (excluding acquired fund fees and expenses) to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.86% of average daily net assets. The Adviser may not recoup expense reimbursements in future periods. For the six months ended May 31, 2022, the Adviser reduced its fees in the amount of $45,470.

Fund Services serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund.  The Custodian is an affiliate of Fund Services.  Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the six months ended May 31, 2022, are disclosed in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The Fund expensed $10,056 of sub-transfer agent fees during the six months ended May 31, 2022. These fees are included in the transfer agent fees and expenses amount disclosed in the Statement of Operations.

Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC (“Foreside”).

Note 5 – Purchases and Sales of Securities
For the six months ended May 31, 2022, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. Government securities) were $5,064,851 and $9,974,538, respectively. There were no purchases and sales of U.S. Government securities during the six months ended May 31, 2022.

Note 6 – Line of Credit
The Fund has a secured line of credit in the amount of $10,000,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  During the six months ended May 31, 2022, the Fund drew on its line of credit.  The Fund had an outstanding average daily balance of $2,725, paid a weighted average interest rate of

19

PIA High Yield Fund
Notes to Financial Statements – May 31, 2022 (continued)
(Unaudited)

3.50%, and incurred interest expense of $94.  The maximum amount outstanding for the Fund during the six months ended May 31, 2022 was $124,000. At May 31, 2022, the Fund had no outstanding loan amounts.

Note 7 – Federal Income Tax Information
The tax character of distributions paid during the six months ended May 31, 2022 and year ended November 30, 2021 are as follows:

	Six Months Ended	Year Ended
	May 31, 2022	November 30, 2021
Ordinary income	$1,806,251	$3,875,270

As of November 30, 2021, the Fund’s most recently completed fiscal year, the components of capital on a tax basis were as follows:

Cost of investments (a)	$60,267,226
Gross unrealized appreciation	999,227
Gross unrealized depreciation	(2,355,661)
Net unrealized depreciation (a)	(1,356,434)
Undistributed ordinary income	52,708
Undistributed long-term capital gains	—
Total distributable earnings	52,708
Other accumulated gains/(losses)	(347,736)
Total accumulated earnings/(losses)	$(1,651,462)

(a)	The book-basis and tax-basis net unrealized depreciation are the same.

As of November 30, 2021, the Fund had tax capital losses which may be carried over to offset future gains. Such losses expire as follows:

Short-Term Indefinite	Long-Term Indefinite
—	$347,736

Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
High Yield Securities Risk. High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk. High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or

20

PIA High Yield Fund
Notes to Financial Statements – May 31, 2022 (continued)
(Unaudited)

other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•	Credit Risk. The issuers of the bonds and other instruments held by the Fund may not be able to make interest or principal payments.

•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.  For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

•
Interest Rate Risk. The value of the Fund’s investments in fixed-income securities will change based on changes in interest rates.  If interest rates increase, the value of these investments generally declines.  Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

•
Liquidity Risk.  Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
ETF and Mutual Fund Risk. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

•
Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for publicly traded securities.  Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

21

PIA High Yield Fund
Notes to Financial Statements – May 31, 2022 (continued)
(Unaudited)

Note 9 – Control Ownership
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2022, International Union UAW Strike Trust, for the benefit of their customers, owned 52.80% of the outstanding shares of the Fund.

Note 10 – Reimbursement For Error
On September 18, 2020, the Fund received a reimbursement of $153,625 from the Adviser and Administrator related to a corporate action instruction error during the year ended November 30, 2020. The net reimbursement comprises the “net increase from payment by affiliate and administrator due to operational error” in the Statement of Changes in Net Assets. Due to a miscommunication, the tender offer for the Martin Midstream corporate action was not processed correctly. This resulted in the Fund’s position being tendered rather than exchanged.

Note 11 – Change in Trustees and Officers
Mr. Joe Redwine became the Audit Chairman of the Board effective January 1, 2022.

Ms. Michelle Sanville-Seebold resigned as Deputy Chief Compliance Officer effective May 27, 2022.

22

PIA High Yield Fund
Notice to Shareholders – May 31, 2022
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Port
The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Fund’s Form N-PORT is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Fund’s transfer agent toll free at 1-800-251-1970 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

23

PIA High Yield Fund
Approval of Investment Advisory Agreement
(Unaudited)

At meetings held on October 18 and December 7-8, 2021, the Board (which is comprised of four persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Pacific Income Advisers, Inc. (the “Adviser”) on behalf of the PIA High Yield Fund (the “High Yield Fund” or “Fund”). At both meetings, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund, as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, liquidity risk management program, business continuity plan, and risk management process.  Additionally, the Board considered how the Adviser’s business continuity plan has operated throughout the COVID-19 pandemic.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser via videoconference to discuss the Fund’s performance and investment outlook as well as various marketing and compliance topics. The Board considered that all shareholders of the Fund are advisory clients of the Adviser and that the Fund is used as an investment option to fulfill investment mandates for such clients. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
THE FUND’S HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Fund as of June 30, 2021, on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, and a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”).  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly

24

PIA High Yield Fund
Approval of Investment Advisory Agreement (continued)
(Unaudited)

from funds in the peer universe.  When reviewing a Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks.  In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

The Board noted that the High-Yield Fund outperformed the Morningstar peer group average for the one-, three-, five-, and ten-year periods ended June 30, 2021. The Board also reviewed the performance of the High-Yield Fund against a broad-based securities market benchmark for the same period, noting that it had outperformed its benchmark index for the one-year period, underperformed for the three- and five-year periods and slightly underperformed for the ten-year period. The Board also considered that the Fund outperformed its Cohort average for the one-, three-, five-, and ten-year periods.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the High-Yield Fund, noting that the Fund underperformed the similarly managed composite for the one-, three-, five-, and ten-year periods.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the Cohort, the Morningstar peer Funds, and the Adviser’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements.

The Board noted that the Adviser had temporarily agreed, through at least March 29, 2022, to maintain an annual expense ratio for the Fund of 0.86%, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board noted that the Fund’s total net expense ratio was above its Morningstar peer group median but below the average and that the contractual management fee was in line with the Morningstar peer group median and average. The Board also considered that the total net expense ratio was above the Cohort average and median and that the contractual management fee was below the Cohort average and in line with the median.  The Board also took into consideration the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were higher than the fees charged to the Advisor’s separately managed account clients, primarily as a reflection of the larger account size for separate account clients as well as client service and operations differences between the Fund and the separate account clients.

The Board determined that it would continue to monitor the appropriateness of the advisory fee for the Fund and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

4.
ECONOMIES OF SCALE. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders. The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed its Expense Cap. The Board noted that at current asset levels, it did not appear that there were additional economies of scale being realized by the Adviser and concluded that it would continue to monitor in the future as circumstances changed.

25

PIA High Yield Fund
Approval of Investment Advisory Agreement (continued)
(Unaudited)

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND. The Board reviewed the Adviser’s financial information and considered both the direct benefits and the indirect benefits to the Adviser from advising the Fund. The Board considered the profitability to the Adviser from its relationship with the Fund and considered any additional benefits derived by the Adviser from its relationship with the Fund. The Board also considered that the Fund does not charge any Rule 12b-1 fees or utilize “soft dollars.” After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services that it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the High Yield Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the High Yield Fund would be in the best interests of the Fund and its shareholders.

26

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI  53202

Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA  19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY  10019

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not Applicable.

 Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date  8/5/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date  8/5/22

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal
Financial Officer

Date  8/5/22

* Print the name and title of each signing officer under his or her signature.